SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 99.2%
Aerospace & Defense — 2.2%
CAE, Inc. (Canada)(1)	9,316	$278,318
General Dynamics Corp.	2,208	432,834
Northrop Grumman Corp.	4,311	1,552,607
Raytheon Technologies Corp.	19,273	1,656,707
The Boeing Co.(1)	1,425	313,414

		4,233,880

Airlines — 0.2%
Southwest Airlines Co.(1)	8,939	459,733

		459,733

Automobiles — 1.6%
General Motors Co.(1)	7,948	418,939
Tesla, Inc.(1)	3,439	2,666,876

		3,085,815

Banks — 3.3%
Bank of America Corp.	46,548	1,975,963
Citigroup, Inc.	58,719	4,120,899
Silvergate Capital Corp., Class A(1)	1,245	143,797

		6,240,659

Beverages — 2.3%
Constellation Brands, Inc., Class A	882	185,828
Molson Coors Beverage Co., Class B	8,810	408,608
PepsiCo, Inc.	16,131	2,426,264
The Coca-Cola Co.	25,163	1,320,303

		4,341,003

Biotechnology — 2.9%
AbbVie, Inc.	17,691	1,908,328
Amgen, Inc.	2,160	459,324
Biogen, Inc.(1)	1,783	504,571
Gilead Sciences, Inc.	6,319	441,382
Ironwood Pharmaceuticals, Inc.(1)	40,721	531,816
Moderna, Inc.(1)	1,591	612,313
Regeneron Pharmaceuticals, Inc.(1)	1,573	951,948

		5,409,682

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	1,735	155,144
Johnson Controls International PLC	24,532	1,670,138

		1,825,282

Capital Markets — 4.1%
Apollo Global Management, Inc.	22,110	1,361,755
KKR & Co., Inc.	26,999	1,643,699
Morgan Stanley	11,744	1,142,808
Quilter PLC (United Kingdom)(2)	431,751	823,204
The Goldman Sachs Group, Inc.	7,455	2,818,214

		7,789,680

Chemicals — 1.7%
Albemarle Corp.	544	119,120
Corteva, Inc.	9,121	383,812
Diversey Holdings Ltd.(1)	10,245	164,330
Dow, Inc.	3,498	201,345
Eastman Chemical Co.	2,099	211,453
Ecolab, Inc.	1,447	301,873
Linde PLC	2,114	620,205
PPG Industries, Inc.	1,815	259,563
The Sherwin-Williams Co.	3,265	913,318

		3,175,019

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)

Containers & Packaging — 0.6%
Avery Dennison Corp.	3,690	$764,605
Ball Corp.	3,861	347,374

		1,111,979

Electric Utilities — 2.8%
Exelon Corp.	28,383	1,372,034
NextEra Energy, Inc.	17,615	1,383,130
NRG Energy, Inc.	60,542	2,471,930

		5,227,094

Electrical Equipment — 1.1%
Eaton Corp. PLC	7,913	1,181,490
Emerson Electric Co.	10,035	945,297

		2,126,787

Electronic Equipment, Instruments & Components — 0.5%
Vontier Corp.	27,266	916,138

		916,138

Entertainment — 1.9%
Activision Blizzard, Inc.	17,470	1,352,003
Sea Ltd., ADR(1)	4,932	1,571,977
The Walt Disney Co.(1)	3,966	670,928

		3,594,908

Equity Real Estate Investment — 1.2%
Gaming and Leisure Properties, Inc. REIT	36,618	1,696,146
Vornado Realty Trust REIT	12,232	513,866

		2,210,012

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.(1)	2,258	124,010
Costco Wholesale Corp.	881	395,877
Walmart, Inc.	13,792	1,922,329

		2,442,216

Food Products — 0.2%
McCormick & Co., Inc.	5,097	413,010

		413,010

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	12,119	1,431,617
Baxter International, Inc.	6,011	483,465
Boston Scientific Corp.(1)	20,640	895,570
Danaher Corp.	5,264	1,602,572
Dexcom, Inc.(1)	1,015	555,063
Edwards Lifesciences Corp.(1)	5,231	592,201
Intuitive Surgical, Inc.(1)	582	578,595
Medtronic PLC	5,212	653,324
The Cooper Cos., Inc.	836	345,527
Warby Parker, Inc., Class A(1)	4,955	262,863

Zimmer Biomet Holdings, Inc.	2,488	364,144

		7,764,941

Health Care Providers & Services — 2.4%
Anthem, Inc.	1,924	717,267
Cigna Corp.	4,797	960,168
CVS Health Corp.	6,592	559,397
McKesson Corp.	1,762	351,308
UnitedHealth Group, Inc.	5,095	1,990,820

		4,578,960

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)

Hotels, Restaurants & Leisure — 3.0%
Aramark	10,286	$337,998
Booking Holdings, Inc.(1)	455	1,080,111
Chipotle Mexican Grill, Inc.(1)	542	985,096
Evolution AB (Sweden)(2)	11,082	1,684,558
Hilton Worldwide Holdings, Inc.(1)	7,454	984,748
Penn National Gaming, Inc.(1)	6,953	503,814

		5,576,325

Household Durables — 0.3%
PulteGroup, Inc.	13,482	619,093

		619,093

Household Products — 1.7%
The Procter & Gamble Co.	22,261	3,112,088

		3,112,088

Industrial Conglomerates — 1.0%
General Electric Co.	5,496	566,253
Honeywell International, Inc.	6,388	1,356,045

		1,922,298

Insurance — 3.8%
AIA Group Ltd. (Hong Kong)	51,600	594,129
American International Group, Inc.	32,737	1,796,934
Assured Guaranty Ltd.	41,380	1,936,998
AXA S.A. (France)	43,978	1,223,467
Prudential PLC (United Kingdom)	79,180	1,537,095

		7,088,623

Interactive Media & Services — 8.4%
Alphabet, Inc., Class A(1)	3,797	10,151,356
Facebook, Inc., Class A(1)	16,552	5,617,583

		15,768,939

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	2,795	9,181,687

		9,181,687

IT Services — 6.1%
Fidelity National Information Services, Inc.	24,952	3,036,159
Mastercard, Inc., Class A	8,591	2,986,919
PayPal Holdings, Inc.(1)	13,565	3,529,749
Visa, Inc., Class A	9,047	2,015,219

		11,568,046

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A(1)	1,392	1,038,362
Thermo Fisher Scientific, Inc.	3,108	1,775,694

		2,814,056

Machinery — 1.2%
Deere & Co.	2,323	778,368
Ingersoll Rand, Inc.(1)	10,711	539,941
Otis Worldwide Corp.	10,279	845,756

		2,164,065

Metals & Mining — 0.6%
Alamos Gold, Inc., Class A	32,710	235,512
Anglo American PLC (United Kingdom)	6,797	234,462

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — (continued)
Freeport-McMoRan, Inc.	10,012	$325,690
Newmont Corp.	7,199	390,906

		1,186,570

Multi-Utilities — 0.3%
Ameren Corp.	7,347	595,107

		595,107

Multiline Retail — 0.8%
Target Corp.	6,426	1,470,076

		1,470,076

Oil, Gas & Consumable Fuels — 3.1%
Cairn Energy PLC (United Kingdom)	64,530	161,188
Cenovus Energy, Inc. (Canada)	187,953	1,894,963
ConocoPhillips	3,646	247,089
Exxon Mobil Corp.	38,304	2,253,041
Royal Dutch Shell PLC, Class A (United Kingdom)	33,332	736,368
TotalEnergies SE (France)	11,362	544,457

		5,837,106

Personal Products — 0.2%
Olaplex Holdings, Inc.(1)	11,381	278,834

		278,834

Pharmaceuticals — 2.4%
Bristol Myers Squibb Co.	9,306	550,636
Eli Lilly and Co.	3,674	848,878
Johnson & Johnson	9,596	1,549,754
Merck & Co., Inc.	10,554	792,711
Pfizer, Inc.	20,238	870,436

		4,612,415

Professional Services — 0.3%
CoStar Group, Inc.(1)	6,711	577,549

		577,549

Road & Rail — 1.5%
CSX Corp.	18,015	535,766
Union Pacific Corp.	11,904	2,333,303

		2,869,069

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(1)	15,351	1,579,618
NVIDIA Corp.	18,609	3,855,040
NXP Semiconductors N.V.	6,442	1,261,795
ON Semiconductor Corp.(1)	22,588	1,033,853

		7,730,306

Software — 10.1%
Adobe, Inc.(1)	4,794	2,760,002
Intuit, Inc.	4,653	2,510,340
Microsoft Corp.	42,006	11,842,331
Oracle Corp.	23,421	2,040,672

		19,153,345

Specialty Retail — 3.4%
Advance Auto Parts, Inc.	1,643	343,206
Bath & Body Works, Inc.	4,294	270,651
Burlington Stores, Inc.(1)	642	182,052
CarMax, Inc.(1)	5,660	724,254
O’Reilly Automotive, Inc.(1)	1,214	741,827
The Home Depot, Inc.	10,939	3,590,836

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — (continued)
The TJX Cos., Inc.	7,443	$491,089
Victoria’s Secret & Co.(1)	2,946	162,796

		6,506,711

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	52,530	7,432,995

		7,432,995

Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., Class A	6,603	161,840
Lululemon Athletica, Inc.(1)	335	135,574
NIKE, Inc., Class B	6,217	902,895

		1,200,309

Tobacco — 0.2%
Altria Group, Inc.	9,801	446,142

		446,142

Trading Companies & Distributors — 0.4%
United Rentals, Inc.(1)	2,182	765,729

		765,729

Total Common Stocks (Cost $130,877,157)		187,424,281

	Principal Amount	Value

Short–Term Investment — 1.1%
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $2,191,727, due 10/1/2021(3)	$2,191,727	2,191,727

Total Repurchase Agreements (Cost $2,191,727)		2,191,727

Total Investments — 100.3% (Cost $133,068,884)		189,616,008

Liabilities in excess of other assets — (0.3)%		(613,262)

Total Net Assets — 100.0%		$189,002,746

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of these securities amounted to $2,507,762, representing 1.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$2,235,400	$2,235,574

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$179,885,353	$7,538,928	*	$—	$187,424,281
Repurchase Agreements	—	2,191,727		—	2,191,727

Total	$179,885,353	$9,730,655		$—	$189,616,008

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 97.0%
Aerospace & Defense — 4.7%
Curtiss-Wright Corp.	11,049	$1,394,163
Hexcel Corp.(1)	22,850	1,357,061
Raytheon Technologies Corp.	37,562	3,228,830
Textron, Inc.	40,228	2,808,317

		8,788,371

Auto Components — 1.8%
BorgWarner, Inc.	52,361	2,262,519
Gentex Corp.	32,616	1,075,675

		3,338,194

Banks — 7.7%
Citigroup, Inc.	49,945	3,505,140
JPMorgan Chase & Co.	23,032	3,770,108
Wells Fargo & Co.	152,370	7,071,492

		14,346,740

Biotechnology — 2.3%
Amgen, Inc.	20,107	4,275,754

		4,275,754

Capital Markets — 3.3%
Northern Trust Corp.	22,530	2,428,959
The Goldman Sachs Group, Inc.	9,971	3,769,337

		6,198,296

Communications Equipment — 4.0%
Ciena Corp.(1)	12,322	632,734
Cisco Systems, Inc.	74,425	4,050,953
F5 Networks, Inc.(1)	13,337	2,651,129

		7,334,816

Construction & Engineering — 1.4%
EMCOR Group, Inc.	16,095	1,857,041
Valmont Industries, Inc.	3,260	766,491

		2,623,532

Consumer Finance — 0.7%
Capital One Financial Corp.	8,016	1,298,352

		1,298,352

Distributors — 1.9%
LKQ Corp.(1)	70,146	3,529,747

		3,529,747

Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(1)	25,535	6,969,523

		6,969,523

Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	108,580	5,864,406

		5,864,406

Electric Utilities — 0.6%
IDACORP, Inc.	10,552	1,090,866

		1,090,866

Electrical Equipment — 2.4%
Acuity Brands, Inc.	3,704	642,162
Emerson Electric Co.	27,744	2,613,485
Hubbell, Inc.	6,554	1,184,111

		4,439,758

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.5%
Keysight Technologies, Inc.(1)	11,448	$1,880,792
Littelfuse, Inc.	2,975	812,978

		2,693,770

Energy Equipment & Services — 0.7%
Helmerich & Payne, Inc.	45,651	1,251,294

		1,251,294

Food & Staples Retailing — 2.2%
Walmart, Inc.	29,889	4,165,929

		4,165,929

Health Care Providers & Services — 5.3%
Anthem, Inc.	10,873	4,053,454
Cigna Corp.	21,734	4,350,278
Quest Diagnostics, Inc.	9,871	1,434,355

		9,838,087

Household Durables — 2.5%
D.R. Horton, Inc.	38,318	3,217,563
Garmin Ltd.	9,611	1,494,126

		4,711,689

Industrial Conglomerates — 0.8%
3M Co.	8,541	1,498,262

		1,498,262

Insurance — 4.1%
Aflac, Inc.	25,955	1,353,034
Fidelity National Financial, Inc.	24,769	1,123,026
The Allstate Corp.	40,128	5,108,696

		7,584,756

Internet & Direct Marketing Retail — 1.1%
eBay, Inc.	28,336	1,974,169

		1,974,169

IT Services — 5.0%
Cognizant Technology Solutions Corp., Class A	41,581	3,085,726
FleetCor Technologies, Inc.(1)	10,568	2,761,101
Maximus, Inc.	40,437	3,364,359

		9,211,186

Life Sciences Tools & Services — 0.9%
Bio-Rad Laboratories, Inc., Class A(1)	1,175	876,491
PerkinElmer, Inc.	4,152	719,500

		1,595,991

Machinery — 2.5%
Altra Industrial Motion Corp.	9,127	505,179
Flowserve Corp.	38,464	1,333,547
The Middleby Corp.(1)	4,676	797,305
Westinghouse Air Brake Technologies Corp.	23,800	2,051,798

		4,687,829

Media — 3.5%
Comcast Corp., Class A	114,506	6,404,321

		6,404,321

Metals & Mining — 1.8%
BHP Group Ltd., ADR	28,110	1,504,447
Steel Dynamics, Inc.	32,362	1,892,530

		3,396,977

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Multiline Retail — 2.5%
Target Corp.	19,999	$4,575,171

		4,575,171

Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	14,546	1,475,692
ConocoPhillips	35,787	2,425,285
EOG Resources, Inc.	28,442	2,283,039

		6,184,016

Pharmaceuticals — 5.8%
AstraZeneca PLC, ADR	43,409	2,607,145
Pfizer, Inc.	92,553	3,980,704
Roche Holding AG, ADR	93,500	4,251,445

		10,839,294

Professional Services — 3.2%
Leidos Holdings, Inc.	33,556	3,225,738
Robert Half International, Inc.	27,604	2,769,510

		5,995,248

Real Estate Management & Development — 2.7%
CBRE Group, Inc., Class A(1)	51,637	5,027,378

		5,027,378

Road & Rail — 2.4%
Kansas City Southern	5,960	1,613,014
Knight-Swift Transportation Holdings, Inc.	54,358	2,780,412

		4,393,426

Semiconductors & Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	9,762	1,473,183

		1,473,183

Specialty Retail — 2.0%
AutoZone, Inc.(1)	1,437	2,440,012
Murphy USA, Inc.	7,759	1,297,770

		3,737,782

Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	2,740	986,948

		986,948

Tobacco — 3.6%
Philip Morris International, Inc.	71,022	6,732,175

		6,732,175

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	12,151	974,389

		974,389

Total Common Stocks (Cost $135,065,498)		180,031,625

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 2.8%
Repurchase Agreements — 2.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $5,138,580, due 10/1/2021(2)	$5,138,580	$5,138,580

Total Repurchase Agreements (Cost $5,138,580)		5,138,580

Total Investments — 99.8% (Cost $140,204,078)		185,170,205

Assets in excess of other liabilities — 0.2%		379,362

Total Net Assets — 100.0%		$185,549,567

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$5,241,000	$5,241,409

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$180,031,625	$—	$—	$180,031,625
Repurchase Agreements	—	5,138,580	—	5,138,580

Total	$180,031,625	$5,138,580	$—	$185,170,205

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 100.2%
Aerospace & Defense — 1.0%
Howmet Aerospace, Inc.	3,857	$120,338

		120,338

Air Freight & Logistics — 1.5%
United Parcel Service, Inc., Class B	1,076	195,940

		195,940

Airlines — 1.1%
Southwest Airlines Co.(1)	2,763	142,101

		142,101

Auto Components — 1.2%
Aptiv PLC(1)	1,044	155,525

		155,525

Automobiles — 1.1%
General Motors Co.(1)	2,561	134,990

		134,990

Banks — 4.5%
Bank of America Corp.	7,936	336,883
Popular, Inc.	1,444	112,156
Zions Bancorporation N.A.	1,983	122,728

		571,767

Biotechnology — 3.4%
AbbVie, Inc.	2,081	224,478
BioMarin Pharmaceutical, Inc.(1)	993	76,749
Exact Sciences Corp.(1)	607	57,938
Horizon Therapeutics PLC(1)	700	76,678

		435,843

Building Products — 1.2%
Trane Technologies PLC	908	156,766

		156,766

Capital Markets — 4.8%
BlackRock, Inc.	279	233,986
State Street Corp.	2,324	196,889
The Charles Schwab Corp.	2,520	183,557

		614,432

Commercial Services & Supplies — 1.2%
Cintas Corp.	395	150,361

		150,361

Communications Equipment — 2.0%
Cisco Systems, Inc.	4,688	255,168

		255,168

Electrical Equipment — 1.2%
AMETEK, Inc.	1,262	156,501

		156,501

Electronic Equipment, Instruments & Components — 1.2%
TE Connectivity Ltd.	1,143	156,842

		156,842

Entertainment — 1.5%
Electronic Arts, Inc.	1,363	193,887

		193,887

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — 1.5%
Extra Space Storage, Inc. REIT	1,124	$188,821

		188,821

Food Products — 1.4%
Mondelez International, Inc., Class A	3,097	180,183

		180,183

Health Care Equipment & Supplies — 3.5%
Medtronic PLC	1,884	236,160
Stryker Corp.	806	212,558

		448,718

Health Care Providers & Services — 1.7%
Anthem, Inc.	569	212,123

		212,123

Household Products — 2.3%
The Procter & Gamble Co.	2,057	287,569

		287,569

Insurance — 1.6%
The Allstate Corp.	1,628	207,261

		207,261

Interactive Media & Services — 6.2%
Alphabet, Inc., Class C(1)	295	786,266

		786,266

Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)	196	643,868

		643,868

IT Services — 3.1%
Mastercard, Inc., Class A	767	266,670
Square, Inc., Class A(1)	545	130,713

		397,383

Life Sciences Tools & Services — 1.4%
IQVIA Holdings, Inc.(1)	746	178,697

		178,697

Machinery — 1.1%
AGCO Corp.	1,128	138,214

		138,214

Media — 2.2%
Comcast Corp., Class A	5,022	280,880

		280,880

Multi-Utilities — 2.8%
Ameren Corp.	2,132	172,692
DTE Energy Co.	1,616	180,523

		353,215

Multiline Retail — 1.4%
Target Corp.	749	171,349

		171,349

Oil, Gas & Consumable Fuels — 1.7%
ConocoPhillips	3,220	218,219

		218,219

Pharmaceuticals — 4.2%
Eli Lilly and Co.	940	217,187
Johnson & Johnson	1,985	320,577

		537,764

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)

Road & Rail — 1.6%
Union Pacific Corp.	1,001	$196,206

		196,206

Semiconductors & Semiconductor Equipment — 6.4%
Applied Materials, Inc.	1,454	187,174
Broadcom, Inc.	454	220,158
NVIDIA Corp.	1,233	255,428
NXP Semiconductors N.V.	772	151,212

		813,972

Software — 12.3%
Adobe, Inc.(1)	431	248,135
Intuit, Inc.	363	195,842
Microsoft Corp.	3,305	931,746
ServiceNow, Inc.(1)	308	191,659

		1,567,382

Specialty Retail — 5.5%
The Gap, Inc.	4,840	109,868
The Home Depot, Inc.	857	281,319
The TJX Cos., Inc.	2,578	170,096
Ulta Beauty, Inc.(1)	393	141,842

		703,125

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	4,090	578,735

		578,735

Tobacco — 1.7%
Philip Morris International, Inc.	2,225	210,908

		210,908

Total Common Stocks (Cost $8,911,001)		12,741,319

Total Investments — 100.2% (Cost $8,911,001)		12,741,319

Liabilities in excess of other assets — (0.2)%		(30,048)

Total Net Assets — 100.0%		$12,711,271

(1)	Non–income–producing security.

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,741,319	$—	$—	$12,741,319

Total	$12,741,319	$—	$—	$12,741,319

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 97.2%
Australia — 2.1%
CSL Ltd.	6,631	$1,398,327
IDP Education Ltd.	66,635	1,639,183

		3,037,510

Cayman Islands — 5.5%
Alibaba Group Holding Ltd.(1)	53,168	988,925
Bilibili, Inc., Class Z(1)	17,372	1,159,889
Budweiser Brewing Co. APAC Ltd.(2)	475,800	1,197,619
Sea Ltd., ADR(1)	9,581	3,053,752
Tencent Holdings Ltd.	22,300	1,307,543

		7,707,728

Denmark — 6.1%
Genmab A/S(1)	4,225	1,845,836
Novo Nordisk A/S, Class B	53,771	5,171,968
Orsted A/S(2)	12,716	1,677,756

		8,695,560

Finland — 1.3%
Kone OYJ, Class B	26,165	1,834,730

		1,834,730

France — 11.4%
Capgemini SE	11,061	2,300,358
L’Oreal S.A.	8,521	3,516,806
LVMH Moet Hennessy Louis Vuitton SE	7,592	5,428,767
Safran S.A.	17,337	2,173,714
Schneider Electric SE	15,879	2,640,045

		16,059,690

Germany — 6.2%
adidas AG	8,624	2,717,481
Delivery Hero SE(1)(2)	20,544	2,630,765
Symrise AG	13,018	1,717,366
Zalando SE(1)(2)	18,623	1,711,335

		8,776,947

Hong Kong — 5.2%
AIA Group Ltd.	339,000	3,903,294
Hong Kong Exchanges & Clearing Ltd.	55,800	3,386,963

		7,290,257

India — 1.2%
HDFC Bank Ltd., ADR	23,567	1,722,512

		1,722,512

Ireland — 1.6%
Linde PLC	7,499	2,229,680

		2,229,680

Japan — 18.9%
Daikin Industries Ltd.	11,400	2,452,011
Hoya Corp.	23,200	3,628,431
Keyence Corp.	6,800	4,074,459
Kyowa Kirin Co. Ltd.	46,000	1,658,792
Makita Corp.	36,300	1,980,948
Shimano, Inc.	7,900	2,301,428
SMC Corp.	3,700	2,314,823
Sony Group Corp.	34,100	3,797,425
Sysmex Corp.	14,800	1,828,262
Tokyo Electron Ltd.	6,200	2,732,975

		26,769,554

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Luxembourg — 0.8%
InPost S.A.(1)	68,885	$1,136,271

		1,136,271

Netherlands — 8.6%
Adyen N.V.(1)(2)	1,101	3,061,397
Argenx SE(1)	5,593	1,687,949
ASML Holding N.V.	9,996	7,373,772

		12,123,118

Republic of Korea — 1.9%
LG Chem Ltd.	1,525	996,127
Samsung Electronics Co. Ltd.	27,557	1,715,115

		2,711,242

Spain — 1.5%
Cellnex Telecom S.A.(2)	35,419	2,183,296

		2,183,296

Sweden — 3.6%
Assa Abloy AB, Class B	79,693	2,310,715
Atlas Copco AB, Class A	46,996	2,850,792

		5,161,507

Switzerland — 10.1%
Lonza Group AG (Reg S)	4,180	3,131,618
Nestle S.A. (Reg S)	59,668	7,179,188
Partners Group Holding AG	1,318	2,051,744
Straumann Holding AG (Reg S)	1,055	1,887,930

		14,250,480

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,742	1,422,644

		1,422,644

United Kingdom — 10.2%
Allfunds Group PLC(1)	2,728	53,024
Diageo PLC	90,339	4,352,809
Ferguson PLC	15,713	2,178,181
Intertek Group PLC	26,209	1,749,710
London Stock Exchange Group PLC	22,337	2,231,634
Oxford Nanopore Technologies PLC(1)	70,509	581,993
RELX PLC	112,194	3,239,680

		14,387,031

Total Common Stocks (Cost $89,851,159)		137,499,757

Preferred Stocks — 1.1%
Germany — 1.1%
Sartorius AG, 0.35%	2,378	1,514,424

Total Preferred Stocks (Cost $752,475)		1,514,424

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 1.1%
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $1,586,847, due 10/1/2021(3)	$1,586,847	$1,586,847

Total Repurchase Agreements (Cost $1,586,847)		1,586,847

Total Investments — 99.4% (Cost $92,190,481)		140,601,028

Assets in excess of other liabilities — 0.6%		777,648

Total Net Assets — 100.0%		$141,378,676

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of these securities amounted to $12,462,168, representing 8.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$1,618,500	$1,618,626

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$3,037,510	*	$—	$3,037,510
Cayman Islands	3,053,752	4,653,976	*	—	7,707,728
Denmark	—	8,695,560	*	—	8,695,560
Finland	—	1,834,730	*	—	1,834,730
France	—	16,059,690	*	—	16,059,690
Germany	—	8,776,947	*	—	8,776,947
Hong Kong	—	7,290,257	*	—	7,290,257
India	1,722,512	—		—	1,722,512
Ireland	—	2,229,680	*	—	2,229,680
Japan	—	26,769,554	*	—	26,769,554
Luxembourg	—	1,136,271	*	—	1,136,271
Netherlands	—	12,123,118	*	—	12,123,118
Republic of Korea	—	2,711,242	*	—	2,711,242
Spain	—	2,183,296	*	—	2,183,296
Sweden	—	5,161,507	*	—	5,161,507
Switzerland	—	14,250,480	*	—	14,250,480
Taiwan	1,422,644	—		—	1,422,644
United Kingdom	635,017	13,752,014	*	—	14,387,031
Preferred Stocks
Germany	—	1,514,424	*	—	1,514,424
Repurchase Agreements	—	1,586,847		—	1,586,847

Total	$6,833,925	$133,767,103		$—	$140,601,028

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 95.3%
Canada — 4.5%
BRP, Inc.	20,580	$1,904,942
CAE, Inc.(1)	72,797	2,174,829
Suncor Energy, Inc.	156,896	3,252,873
TMX Group Ltd.	26,646	2,873,501

		10,206,145

Cayman Islands — 2.8%
Autohome, Inc., ADR	42,923	2,014,376
ENN Energy Holdings Ltd.	101,400	1,660,510
ESR Cayman Ltd.(1)(2)	859,600	2,594,957

		6,269,843

China — 1.0%
China Longyuan Power Group Corp. Ltd., Class H	973,000	2,377,548

		2,377,548

Denmark — 3.2%
Carlsberg A/S, Class B	20,290	3,300,682
Vestas Wind Systems A/S	96,047	3,845,391

		7,146,073

Finland — 2.4%
Nordea Bank Abp	284,993	3,657,553
Sampo OYJ, Class A	35,520	1,762,511

		5,420,064

France — 10.0%
Air Liquide S.A.	23,418	3,747,046
Alstom S.A.	40,302	1,529,116
Capgemini SE	17,715	3,684,191
Engie S.A.	381,673	5,009,267
Pernod Ricard S.A.	14,840	3,245,315
Sanofi	54,546	5,250,848

		22,465,783

Germany — 8.4%
adidas AG	5,980	1,884,338
Continental AG(1)	22,468	2,463,192
Infineon Technologies AG	66,443	2,731,415
Merck KGaA	17,665	3,841,412
MTU Aero Engines AG	17,197	3,888,449
ProSiebenSat.1 Media SE	116,637	2,146,309
Vonovia SE	34,199	2,055,809

		19,010,924

India — 1.1%
Reliance Industries Ltd.	71,074	2,395,667

		2,395,667

Ireland — 6.7%
Aon PLC, Class A	18,096	5,171,294
Medtronic PLC	53,598	6,718,509
Ryanair Holdings PLC, ADR(1)	28,445	3,130,657

		15,020,460

Israel — 1.4%
Bank Leumi Le-Israel BM	371,897	3,156,849

		3,156,849

Italy — 1.6%
Enel S.p.A.	484,565	3,720,265

		3,720,265

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Japan — 18.1%
Asics Corp.	70,900	$1,608,558
Bandai Namco Holdings, Inc.	21,400	1,607,033
Daikin Industries Ltd.	12,100	2,602,573
Daiwa House Industry Co. Ltd.	108,212	3,613,911
Fujitsu Ltd.	18,137	3,293,871
Hitachi Ltd.	91,300	5,413,525
Makita Corp.	64,800	3,536,238
Matsumotokiyoshi Holdings Co. Ltd.	62,600	2,797,484
Nexon Co. Ltd.	90,763	1,464,360
Ryohin Keikaku Co. Ltd.	111,400	2,478,443
Shimano, Inc.	11,900	3,466,708
Sumitomo Mitsui Financial Group, Inc.	83,100	2,907,285
Suzuki Motor Corp.	61,300	2,732,343
Yamaha Corp.	50,400	3,168,556

		40,690,888

Mexico — 0.8%
Arca Continental S.A.B. de C.V.	310,800	1,892,370

		1,892,370

Netherlands — 6.1%
Akzo Nobel N.V.	30,590	3,330,970
JDE Peet’s N.V.	35,595	1,057,287
Koninklijke DSM N.V.	19,246	3,846,868
Universal Music Group N.V.(1)	85,663	2,293,649
Wolters Kluwer N.V.	29,957	3,166,541

		13,695,315

Norway — 2.7%
Equinor ASA	128,628	3,277,877
Telenor ASA	161,365	2,710,357

		5,988,234

Portugal — 1.1%
Galp Energia SGPS S.A.	221,703	2,510,775

		2,510,775

Republic of Korea — 1.7%
Osstem Implant Co. Ltd.	13,826	1,549,029
SK Hynix, Inc.	25,285	2,180,338

		3,729,367

Singapore — 1.2%
DBS Group Holdings Ltd.	121,180	2,690,912

		2,690,912

Spain — 3.0%
Banco Santander S.A.	894,442	3,239,762
Industria de Diseno Textil S.A.	97,818	3,558,865

		6,798,627

Sweden — 1.2%
Sandvik AB	116,119	2,650,082

		2,650,082

Switzerland — 3.5%
ABB Ltd. (Reg S)	129,581	4,319,212
Novartis AG (Reg S)	42,770	3,508,860

		7,828,072

United Kingdom — 12.8%
3i Group PLC	159,918	2,754,575
Anglo American PLC	78,417	2,704,984
Barclays PLC	1,057,017	2,695,801

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
United Kingdom — (continued)
Ferguson PLC	18,181	$2,520,302
Petershill Partners PLC(1)(2)	366,936	1,730,434
Prudential PLC	136,206	2,644,121
RELX PLC	237,338	6,839,476
Tesco PLC	1,034,289	3,507,993
Unilever PLC	63,746	3,445,983

		28,843,669

Total Common Stocks (Cost $184,566,962)		214,507,932

Preferred Stocks — 2.0%
Germany — 2.0%
Volkswagen AG, 3.00%	19,808	4,437,282

Total Preferred Stocks (Cost $3,321,372)		4,437,282

	Principal Amount	Value

Short–Term Investment — 2.2%
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $4,943,948, due 10/1/2021(3)	$4,943,948	4,943,948

Total Repurchase Agreements (Cost $4,943,948)		4,943,948

Total Investments — 99.5% (Cost $192,832,282)		223,889,162

Assets in excess of other liabilities — 0.5%		1,040,359

Total Net Assets — 100.0%		$224,929,521

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of these securities amounted to $4,325,391, representing 1.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$5,042,500	$5,042,893

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$10,206,145	$—		$—	$10,206,145
Cayman Islands	2,014,376	4,255,467	*	—	6,269,843
China	—	2,377,548	*	—	2,377,548
Denmark	—	7,146,073	*	—	7,146,073
Finland	—	5,420,064	*	—	5,420,064
France	—	22,465,783	*	—	22,465,783
Germany	—	19,010,924	*	—	19,010,924
India	—	2,395,667	*	—	2,395,667
Ireland	15,020,460	—		—	15,020,460
Israel	—	3,156,849	*	—	3,156,849
Italy	—	3,720,265	*	—	3,720,265
Japan	—	40,690,888	*	—	40,690,888
Mexico	1,892,370	—		—	1,892,370
Netherlands	2,293,649	11,401,666	*	—	13,695,315
Norway	—	5,988,234	*	—	5,988,234
Portugal	—	2,510,775	*	—	2,510,775
Republic of Korea	—	3,729,367	*	—	3,729,367
Singapore	—	2,690,912	*	—	2,690,912
Spain	—	6,798,627	*	—	6,798,627
Sweden	—	2,650,082	*	—	2,650,082
Switzerland	—	7,828,072	*	—	7,828,072
United Kingdom	1,730,434	27,113,235	*	—	28,843,669
Preferred Stocks
Germany	—	4,437,282	*	—	4,437,282
Repurchase Agreements	—	4,943,948		—	4,943,948

Total	$33,157,434	$190,731,728		$—	$223,889,162

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 0.9%
Raytheon Technologies Corp.	63,011	$5,416,426

		5,416,426

Air Freight & Logistics — 0.8%
FedEx Corp.	20,989	4,602,678

		4,602,678

Automobiles — 1.2%
Tesla, Inc.(1)	9,432	7,314,327

		7,314,327

Beverages — 1.9%
Constellation Brands, Inc., Class A	25,168	5,302,646
Monster Beverage Corp.(1)	68,067	6,046,392

		11,349,038

Biotechnology — 2.6%
Exact Sciences Corp.(1)	22,290	2,127,581
Regeneron Pharmaceuticals, Inc.(1)	9,271	5,610,624
Seagen, Inc.(1)	22,995	3,904,551
Vertex Pharmaceuticals, Inc.(1)	24,001	4,353,541

		15,996,297

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	55,022	4,920,067

		4,920,067

Capital Markets — 0.6%
S&P Global, Inc.	8,495	3,609,441

		3,609,441

Chemicals — 0.7%
PPG Industries, Inc.	30,751	4,397,700

		4,397,700

Commercial Services & Supplies — 0.6%
Copart, Inc.(1)	24,712	3,428,049

		3,428,049

Consumer Finance — 1.6%
American Express Co.	59,241	9,924,645

		9,924,645

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	49,176	3,944,899

		3,944,899

Entertainment — 3.3%
Netflix, Inc.(1)	22,994	14,034,158
The Walt Disney Co.(1)	35,338	5,978,129

		20,012,287

Equity Real Estate Investment — 0.9%
American Tower Corp. REIT	21,412	5,682,959

		5,682,959

Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(1)	9,321	6,202,473
Edwards Lifesciences Corp.(1)	48,880	5,533,705
Teleflex, Inc.	12,459	4,691,436

		16,427,614

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 1.7%
agilon health, Inc.(1)	21,300	$558,273
UnitedHealth Group, Inc.	25,369	9,912,683

		10,470,956

Hotels, Restaurants & Leisure — 4.6%
Airbnb, Inc., Class A(1)	35,741	5,995,553
Booking Holdings, Inc.(1)	3,672	8,716,851
Chipotle Mexican Grill, Inc.(1)	4,622	8,400,577
Penn National Gaming, Inc.(1)	69,587	5,042,274

		28,155,255

Household Products — 0.9%
The Procter & Gamble Co.	41,089	5,744,242

		5,744,242

Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(1)	11,089	29,646,663
Facebook, Inc., Class A(1)	78,925	26,786,356

		56,433,019

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	12,283	40,350,146

		40,350,146

IT Services — 9.1%
EPAM Systems, Inc.(1)	13,339	7,609,633
FleetCor Technologies, Inc.(1)	27,347	7,144,951
Global Payments, Inc.	32,154	5,066,827
GoDaddy, Inc., Class A(1)	63,507	4,426,438
Mastercard, Inc., Class A	37,811	13,146,128
PayPal Holdings, Inc.(1)	51,403	13,375,575
Square, Inc., Class A(1)	18,287	4,385,954

		55,155,506

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	14,796	8,453,399

		8,453,399

Machinery — 1.9%
Deere & Co.	18,128	6,074,149
Nordson Corp.	23,021	5,482,451

		11,556,600

Pharmaceuticals — 1.7%
Eli Lilly and Co.	45,798	10,581,628

		10,581,628

Professional Services — 1.7%
Equifax, Inc.	21,423	5,429,017
Leidos Holdings, Inc.	48,555	4,667,592

		10,096,609

Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices, Inc.(1)	73,124	7,524,460
Entegris, Inc.	43,868	5,522,981
KLA Corp.	19,467	6,511,906
Marvell Technology, Inc.	83,114	5,012,605
Micron Technology, Inc.	48,532	3,444,801
NVIDIA Corp.	31,066	6,435,633
Skyworks Solutions, Inc.	25,432	4,190,685
Teradyne, Inc.	33,547	3,662,326
Texas Instruments, Inc.	41,019	7,884,262

		50,189,659

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — 17.9%
Adobe, Inc.(1)	25,759	$14,829,972
DocuSign, Inc.(1)	12,547	3,229,974
Five9, Inc.(1)	8,100	1,293,894
Microsoft Corp.	182,890	51,560,349
Paycom Software, Inc.(1)	11,123	5,514,227
RingCentral, Inc., Class A(1)	16,918	3,679,665
salesforce.com, Inc.(1)	46,517	12,616,341
ServiceNow, Inc.(1)	13,090	8,145,514
Workday, Inc., Class A(1)	31,437	7,855,792

		108,725,728

Specialty Retail — 1.7%
The TJX Cos., Inc.	154,329	10,182,627

		10,182,627

Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	359,934	50,930,661
NetApp, Inc.	69,870	6,271,531

		57,202,192

Textiles, Apparel & Luxury Goods — 3.7%
Lululemon Athletica, Inc.(1)	19,438	7,866,558
NIKE, Inc., Class B	65,121	9,457,523
VF Corp.	73,634	4,932,742

		22,256,823

Total Common Stocks (Cost $390,184,888)		602,580,816

	Principal Amount	Value

Short–Term Investment — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $4,999,543, due 10/1/2021(2)	$4,999,543	4,999,543

Total Repurchase Agreements (Cost $4,999,543)		4,999,543

Total Investments — 100.1% (Cost $395,184,431)		607,580,359

Liabilities in excess of other assets — (0.1)%		(877,609)

Total Net Assets — 100.0%		$606,702,750

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$5,099,200	$5,099,598

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$602,580,816	$—	$—	$602,580,816
Repurchase Agreements	—	4,999,543	—	4,999,543

Total	$602,580,816	$4,999,543	$—	$607,580,359

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 99.5%
Aerospace & Defense — 2.5%
General Dynamics Corp.	15,867	$3,110,408
Howmet Aerospace, Inc.	66,956	2,089,027

		5,199,435

Auto Components — 0.4%
Lear Corp.	5,956	931,995

		931,995

Automobiles — 0.5%
Harley-Davidson, Inc.	31,809	1,164,527

		1,164,527

Banks — 11.0%
Bank of America Corp.	93,522	3,970,009
Citigroup, Inc.	47,956	3,365,552
Fifth Third Bancorp	42,219	1,791,774
JPMorgan Chase & Co.	41,595	6,808,686
Truist Financial Corp.	49,147	2,882,472
Wells Fargo & Co.	97,545	4,527,063

		23,345,556

Beverages — 1.0%
Coca-Cola Europacific Partners PLC	37,504	2,073,596

		2,073,596

Biotechnology — 1.1%
AbbVie, Inc.	21,112	2,277,351

		2,277,351

Building Products — 0.8%
Allegion PLC	5,484	724,875
Owens Corning	12,369	1,057,550

		1,782,425

Capital Markets — 2.8%
The Charles Schwab Corp.	40,020	2,915,057
The Goldman Sachs Group, Inc.	8,122	3,070,359

		5,985,416

Chemicals — 2.5%
Axalta Coating Systems Ltd.(1)	65,132	1,901,203
DuPont de Nemours, Inc.	48,623	3,305,878

		5,207,081

Communications Equipment — 2.5%
Cisco Systems, Inc.	98,707	5,372,622

		5,372,622

Construction Materials — 0.5%
CRH PLC, ADR	21,569	1,008,135

		1,008,135

Consumer Finance — 1.4%
Capital One Financial Corp.	18,912	3,063,177

		3,063,177

Distributors — 0.9%
LKQ Corp.(1)	36,547	1,839,045

		1,839,045

Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(1)	22,695	6,194,373

		6,194,373

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.9%
Eaton Corp. PLC	20,623	$3,079,220
Vertiv Holdings Co.	35,433	853,581

		3,932,801

Energy Equipment & Services — 1.0%
Schlumberger N.V.	69,734	2,066,916

		2,066,916

Entertainment — 0.6%
Activision Blizzard, Inc.	16,184	1,252,480

		1,252,480

Food & Staples Retailing — 0.7%
US Foods Holding Corp.(1)	40,186	1,392,847

		1,392,847

Health Care Providers & Services — 7.5%
AmerisourceBergen Corp.	14,787	1,766,307
Centene Corp.(1)	35,377	2,204,341
Cigna Corp.	19,952	3,993,593
CVS Health Corp.	25,891	2,197,110
McKesson Corp.	8,895	1,773,485
UnitedHealth Group, Inc.	10,212	3,990,237

		15,925,073

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.(1)	34,019	1,245,095

		1,245,095

Household Durables — 2.7%
Lennar Corp., Class A	12,315	1,153,669
Mohawk Industries, Inc.(1)	11,003	1,951,932
Sony Group Corp., ADR	23,097	2,554,067

		5,659,668

Insurance — 3.1%
American International Group, Inc.	28,306	1,553,716
Chubb Ltd.	13,097	2,272,068
Everest Re Group Ltd.	5,234	1,312,583
The Progressive Corp.	16,619	1,502,191

		6,640,558

Interactive Media & Services — 3.8%
Alphabet, Inc., Class A(1)	1,862	4,978,094
Facebook, Inc., Class A(1)	9,223	3,130,194

		8,108,288

IT Services — 3.4%
Cognizant Technology Solutions Corp., Class A	17,286	1,282,794
Fidelity National Information Services, Inc.	22,772	2,770,897
FleetCor Technologies, Inc.(1)	5,580	1,457,886
Global Payments, Inc.	10,284	1,620,553

		7,132,130

Leisure Products — 0.4%
Polaris, Inc.	6,865	821,466

		821,466

Life Sciences Tools & Services — 2.1%
Avantor, Inc.(1)	66,850	2,734,165
ICON PLC(1)	6,256	1,639,197

		4,373,362

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 4.9%
Allison Transmission Holdings, Inc.	17,268	$609,906
Caterpillar, Inc.	10,255	1,968,652
Deere & Co.	8,354	2,799,175
Dover Corp.	7,966	1,238,713
Otis Worldwide Corp.	25,947	2,134,919
Westinghouse Air Brake Technologies Corp.	18,138	1,563,677

		10,315,042

Media — 0.8%
Charter Communications, Inc., Class A(1)	2,470	1,797,073

		1,797,073

Metals & Mining — 0.5%
Newmont Corp.	20,159	1,094,634

		1,094,634

Multi-Utilities — 1.7%
CenterPoint Energy, Inc.	72,367	1,780,228
Dominion Energy, Inc.	24,129	1,761,900

		3,542,128

Multiline Retail — 0.5%
Kohl’s Corp.	20,880	983,239

		983,239

Oil, Gas & Consumable Fuels — 7.8%
Canadian Natural Resources Ltd.	55,185	2,016,460
ConocoPhillips	77,205	5,232,183
EOG Resources, Inc.	29,106	2,336,339
HollyFrontier Corp.	31,626	1,047,769
Marathon Petroleum Corp.	53,319	3,295,647
Pioneer Natural Resources Co.	15,587	2,595,391

		16,523,789

Pharmaceuticals — 6.8%
Bristol Myers Squibb Co.	31,798	1,881,488
Johnson & Johnson	40,185	6,489,877
Novartis AG, ADR	19,613	1,603,951
Pfizer, Inc.	64,153	2,759,221
Sanofi, ADR	35,582	1,715,408

		14,449,945

Road & Rail — 1.8%
Canadian National Railway Co.	19,116	2,210,765
Union Pacific Corp.	8,674	1,700,191

		3,910,956

Semiconductors & Semiconductor Equipment — 7.3%
Applied Materials, Inc.	23,561	3,033,008
KLA Corp.	4,261	1,425,347
Lam Research Corp.	3,428	1,951,046
Micron Technology, Inc.	45,364	3,219,937
NXP Semiconductors N.V.	6,406	1,254,743
Qorvo, Inc.(1)	9,241	1,545,003
QUALCOMM, Inc.	23,203	2,992,723

		15,421,807

Software — 2.1%
NortonLifeLock, Inc.	56,242	1,422,923
Oracle Corp.	17,170	1,496,022
SS&C Technologies Holdings, Inc.	22,021	1,528,257

		4,447,202

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 3.4%
AutoZone, Inc.(1)	2,803	$4,759,466
Lowe’s Cos., Inc.	6,502	1,318,996
The TJX Cos., Inc.	18,595	1,226,898

		7,305,360

Technology Hardware, Storage & Peripherals — 0.5%
NetApp, Inc.	10,955	983,321

		983,321

Textiles, Apparel & Luxury Goods — 0.7%
Tapestry, Inc.	42,217	1,562,873

		1,562,873

Trading Companies & Distributors — 1.3%
United Rentals, Inc.(1)	8,119	2,849,201

		2,849,201

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(1)	12,851	1,641,844

		1,641,844

Total Common Stocks (Cost $160,123,197)		210,823,832

	Principal Amount	Value

Short–Term Investment — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $1,038,446, due 10/1/2021(2)	$1,038,446	1,038,446

Total Repurchase Agreements (Cost $1,038,446)		1,038,446

Total Investments — 100.0% (Cost $161,161,643)		211,862,278

Liabilities in excess of other assets — (0.0)%		(78,894)

Total Net Assets — 100.0%		$211,783,384

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$1,059,200	$1,059,283

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$210,823,832	$—	$—	$210,823,832
Repurchase Agreements	—	1,038,446	—	1,038,446

Total	$210,823,832	$1,038,446	$—	$211,862,278

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 98.9%
Aerospace & Defense — 1.5%
Raytheon Technologies Corp.	61,520	$5,288,259

		5,288,259

Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	41,956	7,640,188

		7,640,188

Auto Components — 1.6%
Aptiv PLC(1)	36,674	5,463,326

		5,463,326

Beverages — 2.3%
Anheuser-Busch InBev S.A., ADR	44,048	2,483,426
Monster Beverage Corp.(1)	60,590	5,382,210

		7,865,636

Biotechnology — 0.7%
BioMarin Pharmaceutical, Inc.(1)	32,291	2,495,771

		2,495,771

Chemicals — 1.2%
Ecolab, Inc.	19,981	4,168,436

		4,168,436

Electrical Equipment — 1.5%
Eaton Corp. PLC	34,140	5,097,443

		5,097,443

Entertainment — 5.0%
Netflix, Inc.(1)	10,000	6,103,400
Sea Ltd., ADR(1)	16,160	5,150,677
The Walt Disney Co.(1)	36,219	6,127,168

		17,381,245

Equity Real Estate Investment — 1.5%
Equinix, Inc. REIT	6,727	5,315,205

		5,315,205

Health Care Equipment & Supplies — 2.6%
Alcon, Inc.	64,560	5,195,143
Intuitive Surgical, Inc.(1)	3,890	3,867,244

		9,062,387

Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	26,547	10,372,975

		10,372,975

Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.(1)	1,904	4,519,848

		4,519,848

Interactive Media & Services — 6.3%
Facebook, Inc., Class A(1)	64,613	21,929,006

		21,929,006

Internet & Direct Marketing Retail — 10.3%
Alibaba Group Holding Ltd., ADR(1)	29,486	4,365,402
Amazon.com, Inc.(1)	9,605	31,552,809

		35,918,211

IT Services — 6.3%
Akamai Technologies, Inc.(1)	23,329	2,439,980
Fidelity National Information Services, Inc.	36,087	4,391,066
Visa, Inc., Class A	67,387	15,010,455

		21,841,501

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 2.9%
Thermo Fisher Scientific, Inc.	17,632	$10,073,691

		10,073,691

Pharmaceuticals — 2.5%
Zoetis, Inc.	44,521	8,643,307

		8,643,307

Professional Services — 2.0%
IHS Markit Ltd.	59,207	6,904,720

		6,904,720

Road & Rail — 1.7%
Uber Technologies, Inc.(1)	135,182	6,056,154

		6,056,154

Semiconductors & Semiconductor Equipment — 8.6%
ASML Holding N.V.	6,900	5,141,259
NVIDIA Corp.	61,532	12,746,969
NXP Semiconductors N.V.	23,240	4,552,019
QUALCOMM, Inc.	58,321	7,522,242

		29,962,489

Software — 21.0%
Adobe, Inc.(1)	20,860	12,009,519
Atlassian Corp. PLC, Class A(1)	20,590	8,059,338
Microsoft Corp.	65,104	18,354,120
Palo Alto Networks, Inc.(1)	19,994	9,577,126
salesforce.com, Inc.(1)	50,950	13,818,659
Splunk, Inc.(1)	35,281	5,105,513
UiPath, Inc., Class A(1)	36,059	1,897,064
Workday, Inc., Class A(1)	16,830	4,205,649

		73,026,988

Specialty Retail — 6.7%
Advance Auto Parts, Inc.	23,060	4,817,003
The Home Depot, Inc.	23,523	7,721,660
Tractor Supply Co.	24,020	4,866,692
Ulta Beauty, Inc.(1)	16,433	5,930,998

		23,336,353

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	114,844	16,250,426

		16,250,426

Trading Companies & Distributors — 1.5%
WW Grainger, Inc.	13,779	5,415,974

		5,415,974

Total Common Stocks (Cost $211,337,000)		344,029,539

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 1.2%
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $4,267,042, due 10/1/2021(2)	$4,267,042	$4,267,042

Total Repurchase Agreements (Cost $4,267,042)		4,267,042

Total Investments — 100.1% (Cost $215,604,042)		348,296,581

Liabilities in excess of other assets — (0.1)%		(322,352)

Total Net Assets — 100.0%		$347,974,229

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$4,352,100	$4,352,439

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$344,029,539	$—	$—	$344,029,539
Repurchase Agreements	—	4,267,042	—	4,267,042

Total	$344,029,539	$4,267,042	$—	$348,296,581

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	8,225	$1,811,474

		1,811,474

Airlines — 1.1%
Ryanair Holdings PLC, ADR(1)	12,178	1,340,311

		1,340,311

Auto Components — 0.5%
Visteon Corp.(1)	6,770	639,020

		639,020

Banks — 1.3%
SVB Financial Group(1)	2,437	1,576,447

		1,576,447

Biotechnology — 2.5%
Abcam PLC, ADR(1)	15,876	321,807
Ascendis Pharma A/S, ADR(1)	3,662	583,686
BioMarin Pharmaceutical, Inc.(1)	8,658	669,177
Emergent BioSolutions, Inc.(1)	3,203	160,374
Neurocrine Biosciences, Inc.(1)	8,379	803,630
Sarepta Therapeutics, Inc.(1)	6,055	559,966

		3,098,640

Capital Markets — 5.4%
Cboe Global Markets, Inc.	8,103	1,003,638
LPL Financial Holdings, Inc.	27,123	4,251,801
MSCI, Inc.	1,297	789,017
The Charles Schwab Corp.	9,296	677,121

		6,721,577

Commercial Services & Supplies — 2.6%
Cimpress PLC(1)	12,039	1,045,346
Ritchie Bros Auctioneers, Inc.	34,875	2,150,393

		3,195,739

Containers & Packaging — 1.0%
Sealed Air Corp.	21,679	1,187,792

		1,187,792

Diversified Consumer Services — 1.5%
Coursera, Inc.(1)	3,386	107,167
Frontdoor, Inc.(1)	18,635	780,806
Terminix Global Holdings, Inc.(1)	22,195	924,866

		1,812,839

Electric Utilities — 1.4%
Alliant Energy Corp.	31,192	1,746,128

		1,746,128

Electrical Equipment — 2.4%
Sensata Technologies Holding PLC(1)	53,794	2,943,608

		2,943,608

Electronic Equipment, Instruments & Components — 6.6%
Flex Ltd.(1)	102,522	1,812,589
National Instruments Corp.	33,716	1,322,679
TE Connectivity Ltd.	23,897	3,279,146
Teledyne Technologies, Inc.(1)	4,190	1,799,940

		8,214,354

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — 1.1%
Liberty Media Corp-Liberty Formula One, Class C(1)	26,951	$1,385,551

		1,385,551

Equity Real Estate Investment — 1.9%
Lamar Advertising Co., Class A, REIT	21,316	2,418,300

		2,418,300

Health Care Equipment & Supplies — 7.2%
Boston Scientific Corp.(1)	66,612	2,890,295
Dentsply Sirona, Inc.	19,893	1,154,788
ICU Medical, Inc.(1)	5,545	1,294,092
Teleflex, Inc.	2,505	943,258
The Cooper Cos., Inc.	6,313	2,609,226

		8,891,659

Hotels, Restaurants & Leisure — 1.7%
Aramark	30,244	993,818
Entain PLC (United Kingdom)(1)	39,830	1,140,171

		2,133,989

Insurance — 6.3%
Aon PLC, Class A	7,234	2,067,260
Intact Financial Corp. (Canada)	18,646	2,465,524
Oscar Health, Inc., Class A(1)	8,359	145,363
Ryan Specialty Group Holdings, Inc., Class A(1)	26,368	893,084
WR Berkley Corp.	30,644	2,242,528

		7,813,759

Internet & Direct Marketing Retail — 1.2%
Wayfair, Inc., Class A(1)	5,793	1,480,169

		1,480,169

IT Services — 11.8%
Amdocs Ltd.	27,526	2,083,993
Broadridge Financial Solutions, Inc.	17,623	2,936,697
Edenred (France)	8,691	468,104
Fidelity National Information Services, Inc.	14,102	1,715,931
Global Payments, Inc.	10,409	1,640,250
GoDaddy, Inc., Class A(1)	30,928	2,155,682
WEX, Inc.(1)	14,988	2,639,986
Wix.com Ltd.(1)	5,268	1,032,370

		14,673,013

Life Sciences Tools & Services — 4.1%
ICON PLC(1)	4,761	1,247,477
Illumina, Inc.(1)	2,243	909,783
PerkinElmer, Inc.	8,846	1,532,924
Waters Corp.(1)	3,897	1,392,398

		5,082,582

Machinery — 3.3%
Ingersoll Rand, Inc.(1)	30,962	1,560,795
Rexnord Corp.	26,024	1,673,083
Westinghouse Air Brake Technologies Corp.	10,677	920,464

		4,154,342

Personal Products — 0.1%
Olaplex Holdings, Inc.(1)	6,434	157,633

		157,633

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 2.7%
Catalent, Inc.(1)	17,785	$2,366,650
Elanco Animal Health, Inc.(1)	32,177	1,026,124

		3,392,774

Professional Services — 0.8%
Verisk Analytics, Inc.	5,217	1,044,809

		1,044,809

Real Estate Management & Development — 0.6%
Redfin Corp.(1)	14,350	718,935

		718,935

Road & Rail — 2.2%
JB Hunt Transport Services, Inc.	16,626	2,780,200

		2,780,200

Semiconductors & Semiconductor Equipment — 7.8%
KLA Corp.	9,357	3,130,010
Lam Research Corp.	2,423	1,379,050
Microchip Technology, Inc.	11,624	1,784,168
NXP Semiconductors N.V.	4,898	959,371
ON Semiconductor Corp.(1)	53,841	2,464,303

		9,716,902

Software — 12.6%
Atlassian Corp. PLC, Class A(1)	2,849	1,115,155
Ceridian HCM Holding, Inc.(1)	19,313	2,175,030
Constellation Software, Inc. (Canada)	1,897	3,107,779
Dolby Laboratories, Inc., Class A	9,556	840,928
Dynatrace, Inc.(1)	15,627	1,109,048
J2 Global, Inc.(1)	4,972	679,275
Nice Ltd., ADR(1)	10,693	3,037,240
SS&C Technologies Holdings, Inc.	46,131	3,201,491
Topicus.com, Inc. (Canada)(1)	3,528	370,432

		15,636,378

Specialty Retail — 3.0%
Burlington Stores, Inc.(1)	3,175	900,335
CarMax, Inc.(1)	19,055	2,438,278
Vroom, Inc.(1)	18,206	401,806

		3,740,419

Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc.	53,535	1,954,563
On Holding AG, Class A(1)	175	5,273

		1,959,836

Trading Companies & Distributors — 1.2%
Ferguson PLC (United Kingdom)	10,914	1,512,930

		1,512,930

Total Common Stocks (Cost $84,298,537)		122,982,109

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 1.3%
Repurchase Agreements — 1.3%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $1,549,376, due 10/1/2021(2)	$1,549,376	$1,549,376

Total Repurchase Agreements (Cost $1,549,376)		1,549,376

Total Investments — 100.3% (Cost $85,847,913)		124,531,485

Liabilities in excess of other assets — (0.3)%		(337,494)

Total Net Assets — 100.0%		$124,193,991

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$1,580,300	$1,580,423

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$119,860,904	$3,121,205	*	$—	$122,982,109
Repurchase Agreements	—	1,549,376		—	1,549,376

Total	$119,860,904	$4,670,581		$—	$124,531,485

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 0.9%
General Dynamics Corp.	10,717	$2,100,853

		2,100,853

Auto Components — 3.3%
Aptiv PLC(1)	19,286	2,873,035
Lear Corp.	31,152	4,874,665

		7,747,700

Banks — 5.0%
Fifth Third Bancorp	109,731	4,656,984
PacWest Bancorp	38,025	1,723,293
Regions Financial Corp.	167,988	3,579,824
Zions Bancorporation N.A.	26,736	1,654,691

		11,614,792

Beverages — 2.3%
Keurig Dr Pepper, Inc.	156,840	5,357,654

		5,357,654

Building Products — 5.4%
Builders FirstSource, Inc.(1)	36,917	1,910,086
Carlisle Cos., Inc.	40,206	7,992,551
Masco Corp.	49,886	2,771,167

		12,673,804

Capital Markets — 1.8%
LPL Financial Holdings, Inc.	27,285	4,277,197

		4,277,197

Chemicals — 2.3%
Celanese Corp.	19,648	2,959,775
Diversey Holdings Ltd.(1)	60,654	972,890
FMC Corp.	16,472	1,508,176

		5,440,841

Commercial Services & Supplies — 2.6%
Republic Services, Inc.	51,037	6,127,502

		6,127,502

Communications Equipment — 0.9%
Juniper Networks, Inc.	77,017	2,119,508

		2,119,508

Construction & Engineering — 1.8%
API Group Corp.(1)(2)	48,217	981,216
MasTec, Inc.(1)	38,439	3,316,517

		4,297,733

Consumer Finance — 1.7%
Discover Financial Services	32,643	4,010,192

		4,010,192

Containers & Packaging — 0.8%
AptarGroup, Inc.	15,856	1,892,414

		1,892,414

Distributors — 2.2%
LKQ Corp.(1)	104,258	5,246,263

		5,246,263

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified Financial Services — 1.5%
Liberty Media Acquisition Corp., Class A(1)	39,475	$397,908
Pershing Square Tontine Holdings Ltd., Class A(1)	153,187	3,017,784

		3,415,692

Electric Utilities — 3.5%
American Electric Power Co., Inc.	57,676	4,682,138
FirstEnergy Corp.	98,688	3,515,266

		8,197,404

Energy Equipment & Services — 1.0%
Baker Hughes Co.	25,741	636,575
NOV, Inc.(1)	134,546	1,763,898

		2,400,473

Equity Real Estate Investment — 3.2%
American Campus Communities, Inc. REIT	64,037	3,102,593
Equity LifeStyle Properties, Inc. REIT	11,260	879,406
Invitation Homes, Inc. REIT	90,331	3,462,387

		7,444,386

Food & Staples Retailing — 2.0%
BJ’s Wholesale Club Holdings, Inc.(1)	84,383	4,634,314

		4,634,314

Food Products — 1.2%
Lamb Weston Holdings, Inc.	44,078	2,705,067

		2,705,067

Health Care Equipment & Supplies — 4.3%
Alcon, Inc.	73,213	5,891,450
Zimmer Biomet Holdings, Inc.	28,233	4,132,182

		10,023,632

Health Care Providers & Services — 3.2%
Humana, Inc.	10,201	3,969,719
Universal Health Services, Inc., Class B	24,637	3,409,022

		7,378,741

Hotels, Restaurants & Leisure — 3.5%
Expedia Group, Inc.(1)	26,785	4,390,062
Yum China Holdings, Inc.	63,610	3,696,377

		8,086,439

Household Durables — 2.8%
D.R. Horton, Inc.	63,230	5,309,423
Helen of Troy Ltd.(1)	5,590	1,255,961

		6,565,384

Household Products — 3.9%
Church & Dwight Co., Inc.	47,143	3,892,597
Reynolds Consumer Products, Inc.	190,517	5,208,735

		9,101,332

Insurance — 8.4%
Arch Capital Group Ltd.(1)	164,699	6,288,208
Brown & Brown, Inc.	110,032	6,101,274
Loews Corp.	55,144	2,973,916
The Allstate Corp.	32,547	4,143,559

		19,506,957

IT Services — 4.7%
Amdocs Ltd.	77,308	5,852,989
Euronet Worldwide, Inc.(1)	40,222	5,119,456

		10,972,445

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 4.1%
Donaldson Co., Inc.	37,694	$2,164,013
Gates Industrial Corp. PLC(1)	113,650	1,849,085
Stanley Black & Decker, Inc.	31,514	5,524,719

		9,537,817

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	74,525	2,424,298

		2,424,298

Mortgage Real Estate Investment — 1.2%
Annaly Capital Management, Inc. REIT	341,529	2,875,674

		2,875,674

Oil, Gas & Consumable Fuels — 3.7%
Devon Energy Corp.	41,353	1,468,445
EOG Resources, Inc.	39,244	3,150,116
Hess Corp.	19,843	1,549,937
Valero Energy Corp.	35,148	2,480,394

		8,648,892

Professional Services — 2.1%
Jacobs Engineering Group, Inc.	36,721	4,866,634

		4,866,634

Real Estate Management & Development — 3.0%
CBRE Group, Inc., Class A(1)	71,821	6,992,493

		6,992,493

Software — 2.1%
ironSource Ltd., Class A(1)	99,986	1,086,848
NCR Corp.(1)	97,786	3,790,185

		4,877,033

Specialty Retail — 1.5%
Best Buy Co., Inc.	32,479	3,433,355

		3,433,355

Trading Companies & Distributors — 3.9%
AerCap Holdings N.V.(1)	124,751	7,211,856
United Rentals, Inc.(1)	5,053	1,773,249

		8,985,105

Water Utilities — 2.2%
American Water Works Co., Inc.	29,870	5,049,225

		5,049,225

Total Common Stocks (Cost $175,120,731)		231,029,245

Exchange–Traded Funds — 0.8%
SPDR S&P Oil & Gas Exploration & Production ETF	19,314	1,868,050

Total Exchange–Traded Funds (Cost $895,904)		1,868,050

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Warrants — 0.0%
Liberty Media Acquisition Corp., Class A(1)	7,895	$12,079
Pershing Square Tontine Holdings Ltd., Class A(1)	17,930	23,130

Total Warrants (Cost $118,884)		35,209

Total Investments — 99.8% (Cost $176,135,519)		232,932,504

Assets in excess of other liabilities — 0.2%		389,362

Total Net Assets — 100.0%		$233,321,866

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of this security amounted to $981,216, representing 0.4% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$231,029,245	$—	$—	$231,029,245
Exchange–Traded Funds	1,868,050	—	—	1,868,050
Warrants	—	35,209	—	35,209

Total	$232,897,295	$35,209	$—	$232,932,504

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 7.7%
Federal National Mortgage Association
3.50% due 9/1/2047	$2,285,720	$2,457,101
3.50% due 3/1/2050	1,411,286	1,513,584
Uniform Mortgage-Backed Security
2.50% due 10/1/2051(1)	7,242,000	7,465,488
3.00% due 10/1/2051(1)	14,826,000	15,511,851

Total Agency Mortgage–Backed Securities (Cost $26,790,528)		26,948,024

Asset–Backed Securities — 18.5%
ACC Trust
2019-1 B
4.47% due 10/20/2022(2)	172,193	173,191
Apidos CLO XXXV
2021-35A A
1.249% (LIBOR 3 Month + 1.05%) due 4/20/2034(2)(3)	400,000	400,349
Arbor Realty Commercial Real Estate Ltd.
2021-FL2 D
2.584% (LIBOR 1 Month + 2.50%) due 5/15/2036(2)(3)	700,000	700,876
2021-FL2 E
3.034% (LIBOR 1 Month + 2.95%) due 5/15/2036(2)(3)	170,000	170,213
2021-FL3 D
2.285% (LIBOR 1 Month + 2.20%) due 8/15/2034(2)(3)	1,030,000	1,029,362
Avid Automobile Receivables Trust
2019-1 A
2.62% due 2/15/2024(2)	35,704	35,766
2019-1 B
2.82% due 7/15/2026(2)	500,000	506,135
Avis Budget Rental Car Funding AESOP LLC
2019-3A A
2.36% due 3/20/2026(2)	1,545,000	1,606,863
2020-2A A
2.02% due 2/20/2027(2)	1,750,000	1,792,262
Bain Capital Credit CLO
2019-2A AR
1.23% (LIBOR 3 Month + 1.10%) due 10/17/2032(2)(3)	880,000	879,780
Barings CLO Ltd.
2018-3A D
3.034% (LIBOR 3 Month + 2.90%) due 7/20/2029(2)(3)	250,000	244,900
2019-3A BR
1.734% (LIBOR 3 Month + 1.60%) due 4/20/2031(2)(3)	540,000	539,728
BlueMountain CLO Ltd.
2012-2A AR2
1.181% (LIBOR 3 Month + 1.05%) due 11/20/2028(2)(3)	299,631	299,332
Carlyle Global Market Strategies CLO Ltd.
2015-5A BRR
2.43% (LIBOR 3 Month + 2.30%) due 1/20/2032(2)(3)	410,000	409,795
Carlyle U.S. CLO Ltd.
2021-1A A1
1.331% (LIBOR 3 Month + 1.14%) due 4/15/2034(2)(3)	1,400,000	1,399,646
CarMax Auto Owner Trust
2021-1 A2A
0.22% due 2/15/2024	1,899,040	1,899,313
CBAM Ltd.
2017-1A D
3.884% (LIBOR 3 Month + 3.75%) due 7/20/2030(2)(3)	530,000	526,078
CIFC Funding Ltd.
2021-1A A1
1.235% (LIBOR 3 Month + 1.11%) due 4/25/2033(2)(3)	1,330,000	1,329,665
2021-4A A
1.144% (LIBOR 3 Month + 1.05%) due 7/15/2033(2)(3)	1,000,000	1,000,162

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
CPS Auto Receivables Trust
2018-B D
4.26% due 3/15/2024(2)	$597,594	$607,099
2020-C C
1.71% due 8/17/2026(2)	410,000	414,148
Drive Auto Receivables Trust
2017-1 D
3.84% due 3/15/2023	42,336	42,380
2020-2 C
2.28% due 8/17/2026	1,975,000	2,011,875
Dryden 58 CLO Ltd.
2018-58A B
1.634% (LIBOR 3 Month + 1.50%) due 7/17/2031(2)(3)	1,400,000	1,395,660
Dryden 61 CLO Ltd.
2018-61A A1R
1.124% (LIBOR 3 Month + 0.99%) due 1/17/2032(2)(3)	900,000	899,774
Dryden Senior Loan Fund
2017-47A BR
1.596% (LIBOR 3 Month + 1.47%) due 4/15/2028(2)(3)	1,010,000	1,009,493
First Investors Auto Owner Trust
2021-1A E
3.35% due 4/15/2027(2)	600,000	605,437
Flagship Credit Auto Trust
2018-3 B
3.59% due 12/16/2024(2)	61,123	61,182
2018-3 E
5.28% due 12/15/2025(2)	725,000	766,502
2020-2 A
1.49% due 7/15/2024(2)	61,750	62,003
2021-1 A
0.31% due 6/16/2025(2)	638,587	638,482
2021-2 C
1.27% due 6/15/2027(2)	1,875,000	1,875,751
Ford Credit Auto Lease Trust
2021-A A2
0.19% due 7/15/2023	1,973,559	1,973,489
Ford Credit Auto Owner Trust
2020-B A2
0.50% due 2/15/2023	214,810	214,845
Ford Credit Floorplan Master Owner Trust
2018-4 A
4.06% due 11/15/2030	742,000	841,160
GM Financial Revolving Receivables Trust
2021-1 C
1.67% due 6/12/2034(2)	955,000	946,512
Hardee’s Funding LLC
2018-1A A23
5.71% due 6/20/2048(2)	241,292	272,916
Hertz Vehicle Financing III LP
2021-2A A
1.68% due 12/27/2027(2)	1,165,000	1,165,735
HGI CRE CLO Ltd.
2021-FL1 C
1.785% (LIBOR 1 Month + 1.70%) due 6/16/2036(2)(3)	550,000	549,788
2021-FL1 D
2.435% (LIBOR 1 Month + 2.35%) due 6/16/2036(2)(3)	500,000	499,808
Honda Auto Receivables Owner Trust
2020-2 A2
0.74% due 11/15/2022	72,555	72,583
Kayne CLO 10 Ltd.
2021-10A A
1.30% (LIBOR 3 Month + 1.17%) due 4/23/2034(2)(3)	1,190,000	1,192,369

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Kayne CLO 5 Ltd.
2019-5A A
1.475% (LIBOR 3 Month + 1.35%) due 7/24/2032(2)(3)	$700,000	$700,683
KKR CLO 18 Ltd.
18 B
1.834% (LIBOR 3 Month + 1.70%) due 7/18/2030(2)(3)	526,000	530,469
Lending Funding Trust
2020-2A A
2.32% due 4/21/2031(2)	936,000	953,925
Lendmark Funding Trust
2021-1A A
1.90% due 11/20/2031(2)	750,000	744,772
Logan CLO I Ltd.
2021-1A A
1.313% (LIBOR 3 Month + 1.16%) due 7/20/2034(2)(3)	530,000	530,165
Marble Point CLO XVII Ltd.
2020-1A A
1.434% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	613,030	613,412
Marlette Funding Trust
2020-2A D
4.65% due 9/16/2030(2)	1,060,000	1,116,968
Master Credit Card Trust II
2018-1A A
0.574% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	100,515
ME Funding LLC
2019-1 A2
6.448% due 7/30/2049(2)	1,102,365	1,161,964
Mercedes-Benz Auto Lease Trust
2021-A A2
0.18% due 3/15/2023	1,784,320	1,784,262
Mountain View CLO LLC
2017-1A AR
1.216% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	561,712	561,150
Navient Private Education Refi Loan Trust
2018-DA A2A
4.00% due 12/15/2059(2)	275,718	293,730
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A A1
1.474% (LIBOR 3 Month + 1.34%) due 1/19/2033(2)(3)	1,000,000	1,000,667
Newark BSL CLO 1 Ltd.
2016-1A CR
3.129% (LIBOR 3 Month + 3.00%) due 12/21/2029(2)(3)	360,000	354,564
NextGear Floorplan Master Owner Trust
2019-2A A1
0.784% (LIBOR 1 Month + 0.70%) due 10/15/2024(2)(3)	950,000	954,651
2020-1A A1
0.884% (LIBOR 1 Month + 0.80%) due 2/15/2025(2)(3)	2,450,000	2,470,876
Oaktree CLO Ltd.
2019-4A CR
2.38% (LIBOR 3 Month + 2.25%) due 10/20/2032(2)(3)	570,000	570,000
OCP CLO Ltd.
2019-16A AR
1.119% (LIBOR 3 Month + 1.00%) due 4/10/2033(2)(3)	790,000	789,802
Octagon Investment Partners 48 Ltd.
2020-3A A
1.634% (LIBOR 3 Month + 1.50%) due 10/20/2031(2)(3)	650,000	649,981
OneMain Financial Issuance Trust
2019-2A A
3.14% due 10/14/2036(2)	956,000	1,022,418
Palmer Square CLO Ltd.
2021-2A A
1.256% (LIBOR 3 Month + 1.15%) due 7/15/2034(2)(3)	940,000	939,763

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Pennsylvania Higher Education Assistance Agency
2006-1 B
0.395% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	$24,845	$24,535
Planet Fitness Master Issuer LLC
2019-1A A2
3.858% due 12/5/2049(2)	261,345	270,569
Race Point IX CLO Ltd.
2015-9A CR
3.326% (LIBOR 3 Month + 3.20%) due 10/15/2030(2)(3)	250,000	237,550
Santander Drive Auto Receivables Trust
2018-1 D
3.32% due 3/15/2024	21,556	21,735
2020-2 D
2.22% due 9/15/2026	816,000	831,810
2021-1 A2
0.29% due 11/15/2023	962,706	962,673
2021-1 C
0.75% due 2/17/2026	1,850,000	1,856,752
SCF Equipment Leasing LLC
2019-2A B
2.76% due 8/20/2026(2)	797,000	829,966
2021-1A C
1.54% due 10/21/2030(2)	1,000,000	977,791
2021-1A D
1.93% due 9/20/2030(2)	750,000	744,120
SLC Student Loan Trust
2008-1 A4A
1.716% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	118,169	121,476
Sunrun Demeter Issuer
2021-2A A
2.27% due 1/30/2057(2)	500,000	499,644
TCW CLO Ltd.
2017-1A DR
3.28% (LIBOR 3 Month + 3.15%) due 7/29/2029(2)(3)	300,000	296,910
Towd Point Asset Trust
2018-SL1 A
0.686% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	257,447	257,138
Toyota Auto Receivables Owner Trust
2021-A A2
0.16% due 7/17/2023	2,572,768	2,572,386
Westgate Resorts LLC
2018-1A A
3.38% due 12/20/2031(2)	88,844	88,844
Westlake Automobile Receivables Trust
2020-2A A2A
0.93% due 2/15/2024 (2)	690,094	691,421
2020-3A E
3.34% due 6/15/2026(2)	750,000	767,463
World Omni Auto Receivables Trust
2021-A A2
0.17% due 2/15/2024	1,918,452	1,917,987

Total Asset–Backed Securities (Cost $64,793,152)		64,877,914

Corporate Bonds & Notes — 34.9%
Aerospace & Defense — 0.5%
The Boeing Co.
4.875% due 5/1/2025	296,000	329,546
5.04% due 5/1/2027	1,049,000	1,205,700
TransDigm, Inc.
6.375% due 6/15/2026	334,000	344,995

		1,880,241

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Agriculture — 0.1%
MHP Lux S.A.
6.25% due 9/19/2029(2)	$475,000	$485,455

		485,455

Airlines — 0.9%
Air Canada
3.875% due 8/15/2026(2)	129,000	130,277
American Airlines, Inc.
11.75% due 7/15/2025(2)	469,000	580,177
British Airways Pass-Through Trust
2020-1 A
4.25% due 11/15/2032(2)	394,986	425,285
Delta Air Lines, Inc.
7.00% due 5/1/2025(2)	717,000	837,470
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/2025(2)	296,000	316,918
4.75% due 10/20/2028(2)	300,000	334,647
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.00% due 9/20/2025(2)	286,200	322,267

		2,947,041

Apparel — 0.2%
Levi Strauss & Co.
3.50% due 3/1/2031(2)	715,000	722,279

		722,279

Auto Manufacturers — 1.2%
Ford Motor Co.
7.45% due 7/16/2031	1,005,000	1,310,861
General Motors Financial Co., Inc.
3.60% due 6/21/2030	2,128,000	2,279,620
Stellantis Finance U.S., Inc.
2.691% due 9/15/2031(2)	428,000	424,191

		4,014,672

Building Materials — 0.3%
Cemex S.A.B. de C.V.
5.45% due 11/19/2029(2)	530,000	574,080
Griffon Corp.
5.75% due 3/1/2028	344,000	363,295

		937,375

Chemicals — 0.4%
Braskem Netherlands Finance B.V.
4.50% due 1/31/2030(2)	836,000	889,287
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125% due 6/15/2028(2)	336,000	352,400
Phosagro OAO Via Phosagro Bond Funding DAC
2.60% due 9/16/2028(2)	290,000	289,576

		1,531,263

Coal — 0.2%
SunCoke Energy, Inc.
4.875% due 6/30/2029(2)	356,000	354,590
Warrior Met Coal, Inc.
8.00% due 11/1/2024(2)	336,000	342,045

		696,635

Commercial Banks — 6.6%
Banco Nacional De Comercio Exterior S.N.C.
2.72% (2.720% fixed rate until 8/11/2026; H15T5Y + 2.00% thereafter) due 8/11/2031(2)(3)	353,000	354,581

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Bank of America Corp.
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(3)	$821,000	$820,294
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(3)	642,000	655,373
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	1,125,000	1,233,169
BankUnited, Inc.
5.125% due 6/11/2030	613,000	707,966
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.56% thereafter) due 1/10/2028(3)	712,000	787,009
3.98% (3.980% fixed rate until 3/20/2029; LIBOR 3 Month + 1.34% thereafter) due 3/20/2030(3)	2,072,000	2,329,405
Danske Bank A/S
4.375% due 6/12/2028(2)	200,000	223,038
JPMorgan Chase & Co.
3.54% (3.540% fixed rate until 5/1/2027; LIBOR 3 Month + 1.38% thereafter) due 5/1/2028(3)	1,002,000	1,095,236
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.34% thereafter) due 2/1/2028(3)	604,000	666,007
Macquarie Bank Ltd.
3.624% due 6/3/2030(2)	203,000	213,189
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(2)(3)	968,000	966,025
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.73% thereafter) due 3/27/2029(2)(3)	963,000	1,099,929
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(3)	735,000	722,498
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(3)	542,000	530,146
3.625% due 1/20/2027	502,000	553,299
4.431% (4.431% fixed rate until 1/23/2029; LIBOR 3 Month + 1.63% thereafter) due 1/23/2030(3)	1,260,000	1,453,788
National Australia Bank Ltd.
2.99% due 5/21/2031(2)	550,000	556,930
Santander Holdings USA, Inc.
4.40% due 7/13/2027	335,000	376,259
The Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; SOFR + 1.25% thereafter) due 7/21/2032(3)	1,373,000	1,360,080
UBS AG
5.125% due 5/15/2024	872,000	954,055
Wells Fargo & Co.
2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(3)	2,093,000	2,158,699
3.584% (3.584% fixed rate until 5/22/2027; LIBOR 3 Month + 1.31% thereafter) due 5/22/2028(3)	976,000	1,070,272
Westpac Banking Corp.
2.894% (2.894% fixed rate until 2/4/2025; H15T5Y + 1.35% thereafter) due 2/4/2030(3)	555,000	574,686
4.322% (4.322% fixed rate until 11/23/2026; 5 Year USD ICE Swap + 2.24% thereafter) due 11/23/2031(3)	1,300,000	1,434,199

		22,896,132

Commercial Services — 0.5%
CoStar Group, Inc.
2.80% due 7/15/2030(2)	194,000	196,918
Garda World Security Corp.
9.50% due 11/1/2027(2)	304,000	328,429
Rent-A-Center, Inc.
6.375% due 2/15/2029(2)	703,000	758,361
United Rentals North America, Inc.
4.00% due 7/15/2030	160,000	166,291
4.875% due 1/15/2028	322,000	340,628

		1,790,627

Computers — 0.3%
Dell International LLC / EMC Corp.
5.45% due 6/15/2023	139,000	149,187
8.35% due 7/15/2046	623,000	1,017,347

		1,166,534

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50% due 1/15/2025	872,000	918,007
3.875% due 1/23/2028	567,000	607,189

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Aircastle Ltd.
2.85% due 1/26/2028(2)	$131,000	$132,791
Ally Financial, Inc.
4.70% (4.700% fixed rate until 5/15/2026; H15T5Y + 3.87% thereafter) due 5/15/2026(3)	364,000	380,536
8.00% due 11/1/2031	732,000	1,055,559
Aviation Capital Group LLC
1.95% due 1/30/2026(2)	408,000	406,727
5.50% due 12/15/2024(2)	982,000	1,100,557
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(2)	1,255,000	1,243,254
4.25% due 4/15/2026(2)	643,000	692,537
Brightsphere Investment Group, Inc.
4.80% due 7/27/2026	332,000	359,616
Global Aircraft Leasing Co. Ltd.
6.50% due 9/15/2024, Toggle PIK (6.50% Cash or 7.25% PIK)(2)(4)	502,153	495,404
International Lease Finance Corp.
5.875% due 8/15/2022	112,000	117,183
Nationstar Mortgage Holdings, Inc.
5.50% due 8/15/2028(2)	370,000	381,026
Navient Corp.
5.00% due 3/15/2027	712,000	733,018
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	380,000	431,862
4.875% due 4/15/2045(2)	198,000	229,197
OneMain Finance Corp.
5.375% due 11/15/2029	466,000	505,349
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.625% due 3/1/2029(2)	343,000	346,835

		10,136,647

Electric — 2.7%
Alfa Desarrollo S.p.A.
4.55% due 9/27/2051(2)	495,000	482,962
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(2)	580,000	652,106
Calpine Corp.
5.125% due 3/15/2028(2)	302,000	305,860
Cikarang Listrindo Tbk PT
4.95% due 9/14/2026(2)	525,000	536,812
Emera U.S. Finance LP
3.55% due 6/15/2026	2,117,000	2,289,768
FirstEnergy Corp.
2.65% due 3/1/2030	482,000	479,624
4.40% due 7/15/2027	657,000	719,684
Minejesa Capital B.V.
4.625% due 8/10/2030(2)	730,000	755,302
NRG Energy, Inc.
4.45% due 6/15/2029(2)	280,000	309,190
5.75% due 1/15/2028	336,000	357,551
Pennsylvania Electric Co.
3.60% due 6/1/2029(2)	370,000	395,752
PSEG Power LLC
8.625% due 4/15/2031	393,000	622,437
The AES Corp.
3.95% due 7/15/2030(2)	578,000	636,858
Vistra Operations Co. LLC
3.55% due 7/15/2024(2)	841,000	883,008

		9,426,914

Entertainment — 0.3%
Live Nation Entertainment, Inc.
4.75% due 10/15/2027(2)	629,000	639,920
Scientific Games International, Inc.
7.25% due 11/15/2029(2)	486,000	546,706

		1,186,626

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Environmental Control — 0.2%
Madison IAQ LLC
4.125% due 6/30/2028(2)	$353,000	$352,859
Stericycle, Inc.
3.875% due 1/15/2029(2)	276,000	277,603

		630,462

Food — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.875% due 2/15/2030(2)	308,000	332,619
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
6.50% due 4/15/2029(2)	291,000	324,680
Kraft Heinz Foods Co.
4.375% due 6/1/2046	336,000	383,373
Minerva Luxembourg S.A.
5.875% due 1/19/2028(2)	288,000	308,134

		1,348,806

Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.75% due 1/15/2031	428,000	440,613

		440,613

Gas — 0.2%
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	638,485

		638,485

Healthcare-Services — 1.3%
Centene Corp.
2.45% due 7/15/2028	286,000	287,381
2.625% due 8/1/2031	377,000	374,670
3.375% due 2/15/2030	302,000	312,582
CHS / Community Health Systems, Inc.
4.75% due 2/15/2031(2)	349,000	351,185
DaVita, Inc.
3.75% due 2/15/2031(2)	333,000	324,272
HCA, Inc.
4.125% due 6/15/2029	838,000	936,155
4.50% due 2/15/2027	428,000	481,817
5.25% due 6/15/2026	473,000	542,834
RP Escrow Issuer LLC
5.25% due 12/15/2025(2)	515,000	529,348
Tenet Healthcare Corp.
6.25% due 2/1/2027(2)	353,000	366,897

		4,507,141

Home Builders — 0.7%
Century Communities, Inc.
6.75% due 6/1/2027	319,000	340,121
NVR, Inc.
3.00% due 5/15/2030	904,000	944,608
Toll Brothers Finance Corp.
3.80% due 11/1/2029	331,000	355,404
4.35% due 2/15/2028	363,000	398,723
Tri Pointe Homes, Inc.
5.25% due 6/1/2027	377,000	409,916

		2,448,772

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Household Products & Wares — 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	$100,000	$106,141

		106,141

Housewares — 0.1%
Newell Brands, Inc.
5.875% due 4/1/2036	291,000	360,636

		360,636

Insurance — 0.2%
Assurant, Inc.
2.65% due 1/15/2032	379,000	375,824
First American Financial Corp.
2.40% due 8/15/2031	474,000	462,084

		837,908

Internet — 0.9%
Baidu, Inc.
3.075% due 4/7/2025	489,000	513,064
Match Group Holdings II LLC
5.00% due 12/15/2027(2)	151,000	158,026
5.625% due 2/15/2029(2)	160,000	172,454
Meituan
3.05% due 10/28/2030(2)	755,000	701,380
Netflix, Inc.
6.375% due 5/15/2029	662,000	837,417
Uber Technologies, Inc.
4.50% due 8/15/2029(2)	356,000	358,421
8.00% due 11/1/2026(2)	315,000	335,481

		3,076,243

Investment Companies — 0.2%
Owl Rock Capital Corp.
2.875% due 6/11/2028	415,000	413,925
Temasek Financial I Ltd.
2.50% due 10/6/2070(2)	250,000	231,078

		645,003

Iron & Steel — 0.1%
GUSAP III LP
4.25% due 1/21/2030(2)	340,000	364,140

		364,140

Leisure Time — 0.3%
Carnival Corp.
7.625% due 3/1/2026(2)	375,000	400,211
11.50% due 4/1/2023(2)	427,000	476,720
Royal Caribbean Cruises Ltd.
11.50% due 6/1/2025(2)	256,000	292,278

		1,169,209

Lodging — 0.3%
Boyd Gaming Corp.
4.75% due 6/15/2031(2)	297,000	306,332
MGM Resorts International
5.50% due 4/15/2027	496,000	539,494

		845,826

Machinery-Diversified — 0.5%
nVent Finance Sarl
4.55% due 4/15/2028	1,112,000	1,221,132
TK Elevator US Newco, Inc.
5.25% due 7/15/2027(2)	556,000	584,100

		1,805,232

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75% due 3/1/2030(2)	$295,000	$308,378
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25% due 1/15/2029	1,130,000	1,129,390
DISH DBS Corp.
7.75% due 7/1/2026	306,000	345,759
Globo Comunicacao e Participacoes S.A.
4.875% due 1/22/2030(2)	520,000	521,752
Time Warner Cable LLC
7.30% due 7/1/2038	274,000	393,121
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	282,000	416,359

		3,114,759

Mining — 1.4%
Anglo American Capital PLC
4.00% due 9/11/2027(2)	600,000	660,834
Antofagasta PLC
2.375% due 10/14/2030(2)	400,000	386,336
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(2)	737,000	761,970
Freeport-McMoRan, Inc.
4.125% due 3/1/2028	341,000	352,955
5.45% due 3/15/2043	278,000	342,087
Glencore Funding LLC
2.85% due 4/27/2031(2)	555,000	557,148
4.875% due 3/12/2029(2)	1,547,000	1,782,422
Yamana Gold, Inc.
2.63% due 8/15/2031(2)	196,000	191,016

		5,034,768

Miscellaneous Manufacturing — 0.4%
General Electric Co.
3.446% (3.446% fixed rate until 12/15/2021; LIBOR 3 Month + 3.33% thereafter) due 12/15/2021(3)	1,359,000	1,328,925

		1,328,925

Oil & Gas — 4.0%
Apache Corp.
4.375% due 10/15/2028	548,000	592,098
California Resources Corp.
7.125% due 2/1/2026(2)	358,000	377,951
Cenovus Energy, Inc.
3.75% due 2/15/2052	194,000	189,189
Comstock Resources, Inc.
6.75% due 3/1/2029(2)	331,000	357,705
Continental Resources, Inc.
5.75% due 1/15/2031(2)	642,000	775,940
Diamondback Energy, Inc.
3.50% due 12/1/2029	1,271,000	1,359,690
4.75% due 5/31/2025	296,000	330,327
Equinor ASA
7.15% due 11/15/2025	700,000	859,537
Helmerich & Payne, Inc.
2.90% due 9/29/2031(2)	646,000	647,867
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75% due 2/1/2029(2)	913,000	940,874
Laredo Petroleum, Inc.
9.50% due 1/15/2025	504,000	526,438

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
MEG Energy Corp.
5.875% due 2/1/2029(2)	$355,000	$363,076
7.125% due 2/1/2027(2)	609,000	639,620
Murphy Oil Corp.
5.875% due 12/1/2027	342,000	356,231
Occidental Petroleum Corp.
6.125% due 1/1/2031	496,000	594,342
Ovintiv, Inc.
6.50% due 2/1/2038	289,000	396,317
Petroleos Mexicanos
4.50% due 1/23/2026	490,000	493,185
5.35% due 2/12/2028	1,217,000	1,199,852
Qatar Petroleum
3.125% due 7/12/2041(2)	515,000	515,443
Range Resources Corp.
8.25% due 1/15/2029(2)	331,000	372,372
SA Global Sukuk Ltd.
2.694% due 6/17/2031(2)	730,000	737,826
SM Energy Co.
5.625% due 6/1/2025	340,000	341,962
6.75% due 9/15/2026	201,000	205,217
Southwestern Energy Co.
7.75% due 10/1/2027	326,000	352,142
Tengizchevroil Finance Co. International Ltd.
3.25% due 8/15/2030(2)	235,000	238,180
Viper Energy Partners LP
5.375% due 11/1/2027(2)	161,000	168,140

		13,931,521

Packaging & Containers — 0.1%
Ball Corp.
2.875% due 8/15/2030	475,000	461,491

		461,491

Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.
5.25% due 1/30/2030(2)	891,000	830,652
Bayer Corp.
6.65% due 2/15/2028(2)	343,000	424,610
Bayer U.S. Finance II LLC
3.875% due 12/15/2023(2)	478,000	508,463

		1,763,725

Pipelines — 1.4%
Buckeye Partners LP
6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	438,000	399,798
Cheniere Corpus Christi Holdings LLC
3.70% due 11/15/2029	505,000	549,193
Eastern Gas Transmission & Storage, Inc.
3.00% due 11/15/2029(2)	428,000	450,080
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(2)	717,000	723,912
NGPL PipeCo LLC
3.25% due 7/15/2031(2)	690,000	708,733
Sabine Pass Liquefaction LLC
5.875% due 6/30/2026	997,000	1,172,452
Western Midstream Operating LP
5.30% due 2/1/2030	746,000	824,114

		4,828,282

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — 0.8%
American Homes 4 Rent LP
2.375% due 7/15/2031	$451,000	$446,914
Blackstone Mortgage Trust, Inc.
3.75% due 1/15/2027(2)	495,000	490,525
EPR Properties
4.95% due 4/15/2028	695,000	767,871
Invitation Homes Operating Partnership LP
2.00% due 8/15/2031	906,000	870,693
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% due 10/1/2028(2)	336,000	355,559

		2,931,562

Retail — 0.7%
Bath & Body Works, Inc.
6.625% due 10/1/2030(2)	299,000	339,506
6.875% due 11/1/2035	274,000	343,911
Kohl’s Corp.
5.55% due 7/17/2045	613,000	729,709
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 2/15/2028(2)	897,000	926,592

		2,339,718

Semiconductors — 0.4%
SK Hynix, Inc.
2.375% due 1/19/2031(2)	750,000	729,127
Skyworks Solutions, Inc.
3.00% due 6/1/2031	739,000	756,256

		1,485,383

Software — 1.0%
Oracle Corp.
2.875% due 3/25/2031	599,000	617,281
2.95% due 4/1/2030	1,305,000	1,365,056
PTC, Inc.
4.00% due 2/15/2028(2)	304,000	311,986
VMware, Inc.
4.70% due 5/15/2030	974,000	1,147,947

		3,442,270

Telecommunications — 0.6%
CommScope, Inc.
7.125% due 7/1/2028(2)	324,000	330,752
Frontier Communications Holdings LLC
5.00% due 5/1/2028(2)	392,000	411,573
LogMeIn, Inc.
5.50% due 9/1/2027(2)	666,000	676,336
Sprint Capital Corp.
6.875% due 11/15/2028	257,000	328,248
Zayo Group Holdings, Inc.
4.00% due 3/1/2027(2)	314,000	312,659

		2,059,568

Transportation — 0.1%
Watco Cos. LLC / Watco Finance Corp.
6.50% due 6/15/2027(2)	331,000	354,273

		354,273

Total Corporate Bonds & Notes (Cost $118,273,510)		122,119,303

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Municipals — 0.5%
County of Miami-Dade Florida
2.786% due 10/1/2037	$105,000	$106,017
Foothill-Eastern Transportation Corridor Agency
4.094% due 1/15/2049	354,000	375,268
New Jersey Transportation Trust Fund Authority
4.081% due 6/15/2039	85,000	96,341
4.131% due 6/15/2042	605,000	689,246
New York City Transitional Finance Authority
B-3
1.95% due 8/1/2034	330,000	315,962
Regents of the University of California Medical Center Pooled Revenue
3.006% due 5/15/2050	205,000	206,788

Total Municipals (Cost $1,757,464)		1,789,622

Non–Agency Mortgage–Backed Securities — 10.6%
Angel Oak Mortgage Trust
2020-1 A1
2.466% due 12/25/2059(2)(3)(5)	88,044	89,169
Atrium Hotel Portfolio Trust
2018-ATRM A
1.034% due 6/15/2035(2)(3)(5)	540,000	540,261
BAMLL Commercial Mortgage Securities Trust
2013-WBRK A
3.652% due 3/10/2037(2)(3)(5)	3,900,000	4,131,524
BBCMS Mortgage Trust
2019-BWAY A
1.04% due 11/15/2034(2)(3)(5)	365,000	362,252
2019-BWAY B
1.394% due 11/15/2034(2)(3)(5)	160,000	158,415
Benchmark Mortgage Trust
2018-B5 C
4.763% due 7/15/2051(3)(5)	830,000	938,058
BFLD Trust
2019-DPLO E
2.324% due 10/15/2034(2)(3)(5)	1,000,000	993,253
2019-DPLO F
2.624% due 10/15/2034(2)(3)(5)	410,000	402,930
BHMS
2018-ATLS A
1.334% due 7/15/2035(2)(3)(5)	560,000	560,629
2018-ATLS C
1.984% due 7/15/2035(2)(3)(5)	320,000	319,927
2018-ATLS D
2.334% due 7/15/2035(2)(3)(5)	1,110,000	1,106,693
BX Commercial Mortgage Trust
2021-VOLT A
0.80% due 9/15/2036(2)(3)(5)	710,000	710,475
BX Trust
2018-GW A
0.884% due 5/15/2035(2)(3)(5)	987,000	987,134
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	1,685,000	1,286,811
Commercial Mortgage Trust
2015-PC1 AM
4.29% due 7/10/2050(3)(5)	310,000	339,708
2015-PC1 B
4.463% due 7/10/2050(3)(5)	100,000	107,559
2015-PC1 C
4.463% due 7/10/2050(3)(5)	375,000	394,358
2015-PC1 D
4.463% due 7/10/2050(3)(5)	33,000	30,905

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Credit Suisse Mortgage Capital Certificates
2020-SPT1 A1
1.616% due 4/25/2065(2)(3)(5)	$335,684	$337,285
Credit Suisse Mortgage Trust
2020-AFC1 A1
2.24% due 2/25/2050(2)(3)(5)	236,796	233,604
CSAIL Commercial Mortgage Trust
2019-C18 AS
3.321% due 12/15/2052	394,045	422,000
DBWF Mortgage Trust
2018-GLKS A
1.117% due 12/19/2030(2)(3)(5)	630,000	630,538
Deephaven Residential Mortgage Trust
2019-4A A1
2.791% due 10/25/2059(2)(3)(5)	131,073	131,244
2020-1 A1
2.339% due 1/25/2060(2)(3)(5)	126,317	126,794
2021-3 A1
1.194% due 8/25/2066(2)(3)(5)	890,000	889,928
Extended Stay America Trust
2021-ESH C
1.784% due 7/15/2038(2)(3)(5)	646,636	651,073
Freddie Mac STACR REMIC Trust
2021-DNA3 M2
2.15% due 10/25/2033(2)(3)(5)	655,000	668,407
2021-HQA3 M2
2.15% due 9/25/2041(2)(3)(5)	735,000	736,378
GCAT Trust
2020-NQM1 A1
2.247% due 1/25/2060(2)(3)(5)	81,773	82,798
Great Wolf Trust
2019-WOLF A
1.118% due 12/15/2036(2)(3)(5)	1,028,000	1,029,985
GS Mortgage Securities Corp. II
2012-BWTR A
2.954% due 11/5/2034(2)	1,273,000	1,292,743
GS Mortgage Securities Corp. Trust
2018-RIVR A
1.034% due 7/15/2035(2)(3)(5)	437,247	436,950
2021-ROSS G
4.734% due 5/15/2026(2)(3)(5)	660,000	670,708
HONO 2021-LULU Mortgage Trust
2021-LULU B
1.55% due 10/15/2036(2)(3)(5)	250,000	250,036
2021-LULU C
1.95% due 10/15/2036(2)(3)(5)	150,000	150,028
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI D
4.143% due 10/5/2031(2)(3)(5)	225,000	224,524
2018-LAQ B
1.384% due 6/15/2032(2)(3)(5)	554,400	554,304
2018-MINN A
2.02% due 11/15/2035(2)(3)(5)	339,000	342,875
2018-WPT AFL
1.283% due 7/5/2033(2)(3)(5)	234,229	235,620
2018-WPT BFL
1.583% due 7/5/2033(2)(3)(5)	724,000	726,578
2018-WPT BFX
4.549% due 7/5/2033(2)	218,000	228,725
2018-WPT CFX
4.95% due 7/5/2033(2)	290,000	304,225
2020-MKST E
2.334% due 12/15/2036(2)(3)(5)	570,000	556,428

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.408% due 7/15/2048(3)(5)		$340,000	$357,137
KIND Trust
2021-KIND D
2.384% due 8/15/2038(2)(3)(5)		590,000	590,137
New Residential Mortgage Loan Trust
2020-NQM1 A1
2.464% due 1/26/2060(2)(3)(5)		81,247	82,387
One New York Plaza Trust
2020-1NYP B
1.584% due 1/15/2026(2)(3)(5)		850,000	853,656
PFP Ltd.
2019-6 A
1.135% due 4/14/2037(2)(3)(5)		176,060	175,842
Ready Capital Mortgage Financing LLC
2021-FL6 C
1.986% due 7/25/2036(2)(3)(5)		1,280,000	1,279,603
ReadyCap Commercial Mortgage Trust
2019-6 A
2.833% due 10/25/2052(2)		255,385	254,629
Residential Mortgage Loan Trust
2020-1 A1
2.376% due 2/25/2024(2)(3)(5)		60,414	61,190
Starwood Mortgage Residential Trust
2020-1 A1
2.275% due 2/25/2050(2)(3)(5)		107,796	108,961
2020-3 A1
1.486% due 4/25/2065(2)(3)(5)		500,865	503,009
Verus Securitization Trust
2020-1 A1
2.417% due 1/25/2060(2)(3)(5)		234,431	237,024
2020-5 A1
1.218% due 5/25/2065(2)(3)(5)		534,224	536,347
2021-2 A1
1.031% due 2/25/2066(2)(3)(5)		917,943	919,274
Vista Point Securitization Trust
2020-2 A1
1.475% due 4/25/2065(2)(3)(5)		335,323	337,217
Wells Fargo Commercial Mortgage Trust
2015-C28 D
4.23% due 5/15/2048(3)(5)		1,500,000	1,474,956
2015-SG1 B
4.603% due 9/15/2048(3)(5)		1,260,000	1,310,192
2016-C35 C
4.176% due 7/15/2048(3)(5)		131,000	133,657
2017-C41 AS
3.785% due 11/15/2050(3)(5)		279,000	301,868
WFLD Mortgage Trust
2014-MONT A
3.88% due 8/10/2031(2)(3)(5)		2,000,000	2,101,642

Total Non–Agency Mortgage–Backed Securities (Cost $36,474,912)			36,992,567

Foreign Government — 1.3%
Egypt Government International Bond
5.80% due 9/30/2027(2)	USD	925,000	908,017
Ghana Government International Bond
6.375% due 2/11/2027(2)	USD	725,000	683,907
Nigeria Government International Bond
7.143% due 2/23/2030(2)	USD	695,000	708,671

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2021 (unaudited)			Principal Amount	Value

Foreign Government — (continued)
Qatar Government International Bond
3.75% due 4/16/2030(2)		USD	1,260,000	$1,421,519
Sri Lanka Government International Bond
5.875% due 7/25/2022(2)		USD	200,000	146,070
Turkiye Ihracat Kredi Bankasi A.S.
5.75% due 7/6/2026(2)		USD	670,000	659,032

Total Foreign Government (Cost $4,535,676)				4,527,216

U.S. Government Securities — 18.5%
U.S. Treasury Bond
1.125% due 5/15/2040	$		10,949,000	9,465,752
2.00% due 8/15/2051			9,627,000	9,460,032
2.25% due 8/15/2049			2,980,000	3,089,887
U.S. Treasury Note
0.125% due 6/30/2023			14,930,000	14,904,922
0.125% due 8/31/2023			10,597,000	10,569,266
0.625% due 7/31/2026			14,030,000	13,805,301
1.25% due 8/15/2031			3,462,000	3,378,155

Total U.S. Government Securities (Cost $65,086,275)				64,673,315

Short–Term Investments — 14.5%
U.S. Treasury Bills — 13.7%
U.S. Treasury Bill
0.022% due 11/18/2021(6)			26,000,000	25,999,220
0.04% due 1/27/2022(6)			21,982,000	21,979,142

Total U.S. Treasury Bills (Cost $47,977,683)				47,978,362

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $2,682,001, due 10/1/2021(7)			2,682,001	2,682,001

Total Repurchase Agreements (Cost $2,682,001)				2,682,001

Total Investments(8) — 106.5% (Cost $368,371,201)				372,588,324

Liabilities in excess of other assets(9) — (6.5)%				(22,767,076)

Total Net Assets — 100.0%				$349,821,248

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of these securities amounted to $134,965,595, representing 38.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2021.
(4)

Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of September 30, 2021, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$2,735,500	$2,735,713

(8)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(9)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Open futures contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2021	94	Long	$20,695,864	$20,685,140	$(10,724)
U.S. 10-Year Treasury Note	December 2021	22	Long	2,938,757	2,895,406	(43,351)
U.S. Long Bond	December 2021	182	Long	29,735,828	28,977,812	(758,016)
U.S. Ultra Bond	December 2021	60	Long	11,780,146	11,463,750	(316,396)

Total				$65,150,595	$64,022,108	$(1,128,487)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2021	89	Short	$(11,004,888)	$(10,924,055)	$80,833
U.S. Ultra 10-Year Treasury Note	December 2021	90	Short	(13,354,293)	(13,072,500)	281,793

Total				$(24,359,181)	$(23,996,555)	$362,626

Legend:

CLO – Collateralized Loan Obligation

H15T5Y – 5-year Constant Maturity Treasury Rate

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

PIK – Payment–In–Kind

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	—Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$26,948,024	$—	$26,948,024
Asset–Backed Securities	—	64,877,914	—	64,877,914
Corporate Bonds & Notes	—	122,119,303	—	122,119,303
Municipals	—	1,789,622	—	1,789,622
Non–Agency Mortgage–Backed Securities	—	36,992,567	—	36,992,567
Foreign Government	—	4,527,216	—	4,527,216
U.S. Government Securities	—	64,673,315	—	64,673,315
U.S. Treasury Bills	—	47,978,362	—	47,978,362
Repurchase Agreements	—	2,682,001	—	2,682,001

Total	$—	$372,588,324	$—	$372,588,324

Other Financial Instruments
Futures Contracts
Assets	$362,626	$—	$—	$362,626
Liabilities	(1,128,487)	—	—	(1,128,487)

Total	$(765,861)	$—	$—	$(765,861)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 99.4%
Airlines — 1.1%
SkyWest, Inc.(1)	69,073	$3,408,062

		3,408,062

Auto Components — 2.3%
The Goodyear Tire & Rubber Co.(1)	208,940	3,698,238
Visteon Corp.(1)	33,680	3,179,055

		6,877,293

Banks — 7.6%
Bank OZK	95,595	4,108,673
Cadence BanCorp	166,070	3,646,897
First Interstate BancSystem, Inc., Class A	63,775	2,567,582
TriState Capital Holdings, Inc.(1)	146,810	3,105,031
WesBanco, Inc.	98,961	3,372,591
Wintrust Financial Corp.	73,379	5,897,470

		22,698,244

Biotechnology — 1.3%
Amarin Corp. PLC, ADR(1)	752,186	3,836,149

		3,836,149

Building Products — 1.1%
Masonite International Corp.(1)	32,290	3,426,938

		3,426,938

Capital Markets — 0.6%
CONX Corp.(1)	178,530	1,792,441

		1,792,441

Chemicals — 2.6%
Avient Corp.	73,180	3,391,893
Olin Corp.	90,250	4,354,562

		7,746,455

Construction & Engineering — 1.2%
Primoris Services Corp.	149,800	3,668,602

		3,668,602

Consumer Finance — 3.3%
Encore Capital Group, Inc.(1)	81,715	4,026,098
Oportun Financial Corp.(1)	109,154	2,732,125
PROG Holdings, Inc.	70,656	2,968,258

		9,726,481

Diversified Consumer Services — 3.1%
2U, Inc.(1)	98,324	3,300,737
Frontdoor, Inc.(1)	61,600	2,581,040
Stride, Inc.(1)	90,174	3,240,853

		9,122,630

Diversified Financial Services — 0.6%
East Resources Acquisition Co.(1)	165,930	1,679,212

		1,679,212

Diversified Telecommunication Services — 1.0%
Anterix, Inc.(1)	48,955	2,971,569

		2,971,569

Electric Utilities — 0.9%
Portland General Electric Co.	56,910	2,674,201

		2,674,201

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.6%
EnerSys	38,440	$2,861,474
Shoals Technologies Group, Inc., Class A(1)	72,440	2,019,627

		4,881,101

Electronic Equipment, Instruments & Components — 1.7%
Advanced Energy Industries, Inc.	33,150	2,908,913
nLight, Inc.(1)	76,096	2,145,146

		5,054,059

Energy Equipment & Services — 0.7%
Helmerich & Payne, Inc.	74,830	2,051,090

		2,051,090

Entertainment — 0.5%
PLAYSTUDIOS, Inc.(1)(2)	325,000	1,482,000

		1,482,000

Equity Real Estate Investment — 4.5%
Kite Realty Group Trust REIT	164,002	3,339,081
Lexington Realty Trust REIT	308,304	3,930,876
Physicians Realty Trust REIT	183,860	3,239,613
RLJ Lodging Trust REIT	184,270	2,738,252

		13,247,822

Food & Staples Retailing — 1.3%
Sprouts Farmers Market, Inc.(1)	162,323	3,761,024

		3,761,024

Food Products — 1.6%
Sovos Brands, Inc.(1)	142,350	1,985,782
Utz Brands, Inc.	165,190	2,829,705

		4,815,487

Health Care Equipment & Supplies — 1.6%
Lantheus Holdings, Inc.(1)	119,900	3,079,032
Quotient Ltd.(1)	671,525	1,571,369

		4,650,401

Health Care Providers & Services — 5.7%
Acadia Healthcare Co., Inc.(1)	69,591	4,438,514
CareMax, Inc.(1)(2)	213,620	2,063,569
Covetrus, Inc.(1)	118,900	2,156,846
HealthEquity, Inc.(1)	52,699	3,412,787
R1 RCM, Inc.(1)	220,256	4,847,835

		16,919,551

Health Care Technology — 2.0%
Health Catalyst, Inc.(1)	48,570	2,428,986
Omnicell, Inc.(1)	24,540	3,642,472

		6,071,458

Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.(1)	128,810	3,220,250
Everi Holdings, Inc.(1)	138,290	3,343,852

		6,564,102

Household Durables — 1.7%
Century Communities, Inc.	83,710	5,143,979

		5,143,979

Insurance — 2.8%
Assured Guaranty Ltd.	78,309	3,665,644

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — (continued)
BRP Group, Inc., Class A(1)	103,680	$3,451,507
Metromile, Inc.(1)(2)	313,100	1,111,505

		8,228,656

Internet & Direct Marketing Retail — 1.1%
1stdibs.com, Inc.(1)	107,500	1,333,000
ThredUp, Inc., Class A(1)	87,606	1,900,174

		3,233,174

IT Services — 3.1%
CSG Systems International, Inc.	59,700	2,877,540
Switch, Inc., Class A	146,340	3,715,573
TaskUS, Inc., Class A(1)	11,680	775,202
Thoughtworks Holding, Inc.(1)	63,985	1,837,009

		9,205,324

Leisure Products — 1.4%
Vista Outdoor, Inc.(1)	100,520	4,051,961

		4,051,961

Life Sciences Tools & Services — 1.2%
Syneos Health, Inc.(1)	39,686	3,471,731

		3,471,731

Machinery — 2.3%
EnPro Industries, Inc.	34,195	2,979,068
Hillman Solutions Corp.(1)	316,330	3,773,817

		6,752,885

Media — 3.0%
Advantage Solutions, Inc.(1)	95,030	822,010
Advantage Solutions, Inc.(1)(2)	269,628	2,332,282
Gray Television, Inc.	254,476	5,807,142

		8,961,434

Metals & Mining — 2.7%
Commercial Metals Co.	112,004	3,411,642
Constellium SE(1)	142,200	2,670,516
MP Materials Corp.(1)	64,400	2,075,612

		8,157,770

Multi-Utilities — 1.6%
Black Hills Corp.	76,813	4,820,784

		4,820,784

Oil, Gas & Consumable Fuels — 3.8%
Brigham Minerals, Inc., Class A	160,130	3,068,091
CNX Resources Corp.(1)	211,450	2,668,499
International Seaways, Inc.	184,340	3,358,675
Magnolia Oil & Gas Corp., Class A	125,200	2,227,308

		11,322,573

Personal Products — 0.5%
The Honest Co., Inc.(1)	139,400	1,446,972

		1,446,972

Pharmaceuticals — 1.7%
Aerie Pharmaceuticals, Inc.(1)	170,124	1,939,414
Intra-Cellular Therapies, Inc.(1)	84,284	3,142,107

		5,081,521

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — 2.9%
ICF International, Inc.	37,536	$3,351,589
Korn Ferry	49,210	3,560,836
Sterling Check Corp.(1)	61,100	1,586,156

		8,498,581

Real Estate Management & Development — 0.5%
Real Matters, Inc. (Canada)(1)	170,970	1,355,234

		1,355,234

Road & Rail — 0.8%
Marten Transport Ltd.	154,220	2,419,712

		2,419,712

Semiconductors & Semiconductor Equipment — 2.2%
Semtech Corp.(1)	44,692	3,484,635
SMART Global Holdings, Inc.(1)	65,900	2,932,550

		6,417,185

Software — 5.0%
CommVault Systems, Inc.(1)	70,499	5,309,280
NCR Corp.(1)	106,760	4,138,017
Rapid7, Inc.(1)	23,944	2,706,151
WalkMe Ltd.(1)	96,000	2,856,000

		15,009,448

Specialty Retail — 3.5%
Murphy USA, Inc.	32,392	5,417,886
Petco Health & Wellness Co., Inc.(1)	117,100	2,470,810
Urban Outfitters, Inc.(1)	81,690	2,425,376

		10,314,072

Thrifts & Mortgage Finance — 2.7%
NMI Holdings, Inc., Class A(1)	109,890	2,484,613
Washington Federal, Inc.	160,520	5,507,441

		7,992,054

Trading Companies & Distributors — 4.8%
Custom Truck One Source, Inc.(1)(2)	400,059	3,732,550
GATX Corp.	31,980	2,864,129
Rush Enterprises, Inc., Class A	62,872	2,839,300
Textainer Group Holdings Ltd.(1)	141,010	4,922,659

		14,358,638

Total Common Stocks (Cost $239,831,702)		295,370,060

	Principal Amount	Value

Short–Term Investment — 0.2%
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $691,283, due 10/1/2021(3)	$691,283	691,283

Total Repurchase Agreements (Cost $691,283)		691,283

Total Investments — 99.6% (Cost $240,522,985)		296,061,343

Assets in excess of other liabilities — 0.4%		1,270,892

Total Net Assets — 100.0%		$297,332,235

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At September 30, 2021, the aggregate market value of these securities amounted to $10,721,906, representing 3.6% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$705,100	$705,155

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$295,370,060	$—	$—	$295,370,060
Repurchase Agreements	—	691,283	—	691,283

Total	$295,370,060	$691,283	$—	$296,061,343

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Common Stocks — 99.2%
Bermuda — 5.4%
China Gas Holdings Ltd.	610,800	$1,801,127
CK Infrastructure Holdings Ltd.	479,500	2,664,087

		4,465,214

Brazil — 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo	151,300	1,071,595

		1,071,595

Cayman Islands — 2.1%
ENN Energy Holdings Ltd.	108,800	1,781,691

		1,781,691

China — 11.5%
China Longyuan Power Group Corp. Ltd., Class H	3,927,800	9,597,670

		9,597,670

France — 4.6%
Engie S.A.	289,026	3,793,321

		3,793,321

Germany — 4.7%
E.ON SE	132,432	1,620,235
RWE AG	65,303	2,308,549

		3,928,784

Italy — 3.7%
Enel S.p.A.	396,306	3,042,654

		3,042,654

Japan — 2.7%
The Kansai Electric Power Co., Inc.	143,500	1,392,591
Tokyo Gas Co. Ltd.	45,800	852,933

		2,245,524

Spain — 5.1%
Iberdrola S.A.	428,557	4,280,239

		4,280,239

United Kingdom — 3.5%
National Grid PLC	244,257	2,905,510

		2,905,510

United States — 54.6%
American Electric Power Co., Inc.	46,959	3,812,132
Avangrid, Inc.	24,618	1,196,435
CenterPoint Energy, Inc.	148,506	3,653,248
Duke Energy Corp.	62,244	6,074,392
Edison International	56,571	3,137,993
Exelon Corp.	82,999	4,012,172
FirstEnergy Corp.	105,719	3,765,711
NextEra Energy, Inc.	47,015	3,691,618
NRG Energy, Inc.	80,750	3,297,022
Pinnacle West Capital Corp.	40,656	2,941,868
Sempra Energy	23,419	2,962,503
The AES Corp.	140,927	3,217,363
The Southern Co.	59,536	3,689,446

		45,451,903

Total Common Stocks (Cost $72,790,783)		82,564,105

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.8%
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $611,970, due 10/1/2021(1)	$611,970	$611,970

Total Repurchase Agreements (Cost $611,970)		611,970

Total Investments — 100.0% (Cost $73,402,753)		83,176,075

Assets in excess of other liabilities — 0.0%		36,780

Total Net Assets — 100.0%		$83,212,855

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$624,200	$624,249

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

		— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$4,465,214	*	$—	$4,465,214
Brazil	1,071,595	—		—	1,071,595
Cayman Islands	—	1,781,691	*	—	1,781,691
China	—	9,597,670	*	—	9,597,670
France	—	3,793,321	*	—	3,793,321
Germany	—	3,928,784	*	—	3,928,784
Italy	—	3,042,654	*	—	3,042,654
Japan	—	2,245,524	*	—	2,245,524
Spain	—	4,280,239	*	—	4,280,239
United Kingdom	—	2,905,510	*	—	2,905,510
United States	45,451,903	—		—	45,451,903
Repurchase Agreements	—	611,970		—	611,970

Total	$46,523,498	$36,652,577		$—	$83,176,075

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — 5.5%
AIMCO CLO
2017-AA DR
3.284% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	$1,800,000	$1,808,050
AIMCO CLO 14 Ltd.
2021-14A D
3.098% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,000,000	1,996,958
Ares XXXIV CLO Ltd.
2015-2A BR2
1.734% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	300,000	302,500
Battalion CLO XIX Ltd.
2021-19A D
3.376% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,000,000	1,996,984
BlueMountain CLO Ltd.
2014-2A BR2
1.884% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	600,000	599,698
CIFC Funding Ltd.
2013-4A BRR
1.729% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	1,200,000	1,197,120
Commonbond Student Loan Trust
2021-AGS A
1.20% due 3/25/2052(1)	761,181	757,380
Elmwood CLO IX Ltd.
2021-2A C
2.039% (LIBOR 3 Month + 1.90%) due 7/20/2034(1)(2)	1,000,000	999,497
Greywolf CLO II Ltd.
2013-1A C2RR
4.326% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,400,000	2,396,369
ICG U.S. CLO Ltd.
2018-2A B
1.888% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,500,000	1,497,756
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
1.638% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	1,400,000	1,396,080
OHA Credit Funding 2 Ltd.
2019-2A CR
2.334% (LIBOR 3 Month + 2.20%) due 4/21/2034(1)(2)	1,800,000	1,800,360
Voya CLO Ltd.
2016-3A A3R
1.884% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	835,000	832,996

Total Asset–Backed Securities (Cost $17,563,874)		17,581,748

Corporate Bonds & Notes — 69.9%
Aerospace & Defense — 1.4%
The Boeing Co.
3.75% due 2/1/2050	500,000	506,925
5.15% due 5/1/2030	3,300,000	3,874,464

		4,381,389

Agriculture — 1.5%
Altria Group, Inc.
2.45% due 2/4/2032	5,000,000	4,811,400

		4,811,400

Airlines — 1.0%
American Airlines, Inc.
11.75% due 7/15/2025(1)	2,600,000	3,216,330

		3,216,330

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — 3.2%
Ford Motor Co.
9.625% due 4/22/2030	$875,000	$1,240,951
Ford Motor Credit Co. LLC
4.00% due 11/13/2030	2,190,000	2,277,381
4.125% due 8/17/2027	1,000,000	1,060,800
General Motors Co.
5.95% due 4/1/2049	500,000	660,990
General Motors Financial Co., Inc.
3.60% due 6/21/2030	2,750,000	2,945,938
Nissan Motor Co. Ltd.
4.81% due 9/17/2030(1)	1,900,000	2,138,279

		10,324,339

Beverages — 1.3%
Becle S.A.B. de C.V.
2.50% due 10/14/2031(1)	2,200,000	2,177,472
Constellation Brands, Inc.
4.10% due 2/15/2048	1,700,000	1,920,439

		4,097,911

Building Materials — 0.5%
Cornerstone Building Brands, Inc.
6.125% due 1/15/2029(1)	1,500,000	1,594,515

		1,594,515

Chemicals — 1.5%
Nutrien Ltd.
2.95% due 5/13/2030	4,600,000	4,856,128

		4,856,128

Commercial Banks — 8.2%
Bank of America Corp.
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(2)	2,500,000	2,552,075
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1.88% thereafter) due 10/24/2051(2)	1,800,000	1,731,150
Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	6,500,000	7,095,010
Discover Bank
2.70% due 2/6/2030	6,900,000	7,155,645
Huntington Bancshares, Inc.
2.487% (2.487% fixed rate until 8/15/2031; H15T5Y + 1.17% thereafter) due 8/15/2036(1)(2)	3,000,000	2,955,990
Morgan Stanley
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(2)	2,500,000	2,445,325
3.217% (3.217% fixed rate until 4/22/2041; SOFR + 1.49% thereafter) due 4/22/2042(2)	2,300,000	2,404,742

		26,339,937

Commercial Services — 0.2%
Team Health Holdings, Inc.
6.375% due 2/1/2025(1)	500,000	482,845

		482,845

Diversified Financial Services — 1.9%
Air Lease Corp.
3.00% due 2/1/2030	1,700,000	1,726,622
4.625% due 10/1/2028	4,000,000	4,500,040

		6,226,662

Entertainment — 0.8%
Affinity Gaming
6.875% due 12/15/2027(1)	2,000,000	2,102,080
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625% due 9/1/2029(1)	200,000	202,218
5.875% due 9/1/2031(1)	400,000	404,008

		2,708,306

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Environmental Control — 2.1%
Waste Connections, Inc.
2.60% due 2/1/2030	$6,400,000	$6,596,416

		6,596,416

Food — 1.5%
Kraft Heinz Foods Co.
4.25% due 3/1/2031	3,340,000	3,770,860
Post Holdings, Inc.
5.75% due 3/1/2027(1)	1,000,000	1,038,990

		4,809,850

Food Service — 0.3%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,000,000	1,052,710

		1,052,710

Healthcare-Products — 0.3%
Mozart Debt Merger Sub, Inc.
3.875% due 4/1/2029(1)	800,000	800,000
5.25% due 10/1/2029(1)	175,000	175,000

		975,000

Healthcare-Services — 1.1%
Surgery Center Holdings, Inc.
10.00% due 4/15/2027(1)	2,200,000	2,380,422
Tenet Healthcare Corp.
6.75% due 6/15/2023	1,000,000	1,077,040

		3,457,462

Housewares — 0.3%
SWF Escrow Issuer Corp.
6.50% due 10/1/2029(1)	1,000,000	972,140

		972,140

Insurance — 4.4%
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	7,400,000	7,003,804
CNA Financial Corp.
2.05% due 8/15/2030	5,810,000	5,701,702
Liberty Mutual Group, Inc.
3.951% due 10/15/2050(1)	1,250,000	1,396,100

		14,101,606

Internet — 1.4%
Expedia Group, Inc.
2.95% due 3/15/2031	4,500,000	4,558,320

		4,558,320

Iron & Steel — 1.3%
Vale Overseas Ltd.
3.75% due 7/8/2030	4,000,000	4,143,800

		4,143,800

Leisure Time — 1.4%
Life Time, Inc.
5.75% due 1/15/2026(1)	2,000,000	2,070,320
Viking Cruises Ltd.
13.00% due 5/15/2025(1)	1,965,000	2,264,230

		4,334,550

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Lodging — 2.6%
Boyd Gaming Corp.
4.75% due 12/1/2027	$1,500,000	$1,548,675
Marriott International, Inc.
2.85% due 4/15/2031	5,100,000	5,148,348
MGM Resorts International
5.50% due 4/15/2027	1,500,000	1,631,535

		8,328,558

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.
1.90% due 3/12/2031	1,800,000	1,790,604
3.25% due 4/9/2050	400,000	435,124

		2,225,728

Media — 5.6%
AMC Networks, Inc.
4.25% due 2/15/2029	2,000,000	1,990,420
Audacy Capital Corp.
6.75% due 3/31/2029(1)	1,500,000	1,512,270
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30% due 2/1/2032	1,500,000	1,429,470
3.70% due 4/1/2051	1,000,000	968,150
Comcast Corp.
2.45% due 8/15/2052	500,000	441,645
CSC Holdings LLC
7.50% due 4/1/2028(1)	1,500,000	1,621,995
Gray Television, Inc.
7.00% due 5/15/2027(1)	2,000,000	2,143,920
iHeartCommunications, Inc.
5.25% due 8/15/2027(1)	2,100,000	2,183,958
Scripps Escrow, Inc.
5.875% due 7/15/2027(1)	1,425,000	1,460,582
Sinclair Television Group, Inc.
5.50% due 3/1/2030(1)	1,750,000	1,735,300
Sirius XM Radio, Inc.
5.50% due 7/1/2029(1)	2,000,000	2,167,800
Univision Communications, Inc.
4.50% due 5/1/2029(1)	200,000	203,658

		17,859,168

Mining — 0.4%
Freeport-McMoRan, Inc.
5.45% due 3/15/2043	1,000,000	1,230,530

		1,230,530

Oil & Gas — 5.0%
Antero Resources Corp.
7.625% due 2/1/2029(1)	1,250,000	1,396,825
8.375% due 7/15/2026(1)	696,000	788,345
Cenovus Energy, Inc.
2.65% due 1/15/2032	1,100,000	1,080,233
4.25% due 4/15/2027	1,000,000	1,111,650
5.40% due 6/15/2047	1,000,000	1,230,740
Hess Corp.
4.30% due 4/1/2027	2,850,000	3,161,790
Ovintiv Exploration, Inc.
5.375% due 1/1/2026	6,500,000	7,340,125

		16,109,708

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas Services — 0.2%
TechnipFMC PLC
6.50% due 2/1/2026(1)	$700,000	$750,778

		750,778

Packaging & Containers — 1.8%
Amcor Flexibles North America, Inc.
2.69% due 5/25/2031	5,500,000	5,633,045

		5,633,045

Pharmaceuticals — 1.4%
AbbVie, Inc.
4.25% due 11/21/2049	1,600,000	1,894,368
Bausch Health Cos., Inc.
5.25% due 1/30/2030(1)	2,000,000	1,864,540
6.125% due 4/15/2025(1)	815,000	832,449

		4,591,357

Pipelines — 2.0%
ONEOK, Inc.
3.40% due 9/1/2029	2,100,000	2,231,124
4.45% due 9/1/2049	900,000	1,001,313
The Williams Cos., Inc.
2.60% due 3/15/2031	2,500,000	2,535,000
4.85% due 3/1/2048	380,000	464,459

		6,231,896

Real Estate Investment Trusts — 1.7%
Simon Property Group LP
2.20% due 2/1/2031	5,500,000	5,412,825

		5,412,825

Retail — 5.4%
Kohl’s Corp.
5.55% due 7/17/2045	1,300,000	1,547,507
Lowe’s Cos., Inc.
2.625% due 4/1/2031	3,500,000	3,594,045
2.80% due 9/15/2041	500,000	486,280
3.00% due 10/15/2050	1,000,000	974,090
PetSmart, Inc. / PetSmart Finance Corp.
7.75% due 2/15/2029(1)	3,000,000	3,271,680
Ross Stores, Inc.
1.875% due 4/15/2031	5,400,000	5,209,596
The Michaels Cos., Inc.
7.875% due 5/1/2029(1)	2,000,000	2,074,040

		17,157,238

Semiconductors — 2.4%
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
3.40% due 5/1/2030(1)	7,000,000	7,583,590

		7,583,590

Software — 1.1%
Oracle Corp.
2.875% due 3/25/2031	1,600,000	1,648,832
3.95% due 3/25/2051	1,800,000	1,906,920

		3,555,752

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — 3.7%
AT&T, Inc.
3.50% due 9/15/2053	$2,500,000	$2,475,400
4.30% due 2/15/2030	1,150,000	1,320,177
Frontier Communications Holdings LLC
5.00% due 5/1/2028(1)	2,000,000	2,099,860
Level 3 Financing, Inc.
4.625% due 9/15/2027(1)	1,000,000	1,029,980
Sprint Corp.
7.625% due 3/1/2026	500,000	605,835
T-Mobile USA, Inc.
3.50% due 4/15/2031	2,990,000	3,155,706
4.75% due 2/1/2028	1,000,000	1,061,680

		11,748,638

Transportation — 0.3%
Cargo Aircraft Management, Inc.
4.75% due 2/1/2028(1)	800,000	827,096

		827,096

Total Corporate Bonds & Notes (Cost $221,769,084)		223,287,523

Non–Agency Mortgage–Backed Securities — 5.8%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(3)	1,412,000	1,516,350
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(1)	1,200,000	1,264,936
Benchmark Mortgage Trust
2019-B12 AS
3.419% due 8/15/2052	5,000,000	5,366,231
Citigroup Commercial Mortgage Trust
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,000,000	1,075,617
GS Mortgage Securities Trust
2017-FARM A
3.659% due 1/10/2043(1)(2)(3)	1,300,000	1,413,155
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	640,000	651,170
JPMCC Commercial Mortgage Securities Trust
2017-JP5 B
4.077% due 3/15/2050(2)(3)	625,000	685,556
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	1,000,000	1,052,876
ONE Park Mortgage Trust
2021-PARK B
1.034% due 3/15/2036(1)(2)(3)	1,000,000	999,865
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(1)	1,600,000	1,652,570
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	750,000	751,977
Wells Fargo Commercial Mortgage Trust
2017-C42 B
4.002% due 12/15/2050(2)(3)	500,000	545,131
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,608,208

Total Non–Agency Mortgage–Backed Securities (Cost $18,380,119)		18,583,642

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

U.S. Government Securities — 8.0%
U.S. Treasury Note
1.25% due 5/31/2028	$1,400,000	$1,398,250
1.50% due 9/30/2024	21,000,000	21,616,875
1.625% due 8/15/2029	100,000	101,891
1.625% due 5/15/2031	2,400,000	2,428,500

Total U.S. Government Securities (Cost $24,908,760)		25,545,516

	Shares	Value

Exchange–Traded Funds — 9.6%
Invesco Senior Loan ETF	690,000	15,255,900
SPDR Blackstone Senior Loan ETF	333,000	15,324,660

Total Exchange–Traded Funds (Cost $30,672,945)		30,580,560

	Principal Amount	Value

Short–Term Investment — 0.4%
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $1,331,857, due 10/1/2021(4)	$1,331,857	1,331,857

Total Repurchase Agreements (Cost $1,331,857)		1,331,857

Total Investments(5) — 99.2% (Cost $314,626,639)		316,910,846

Assets in excess of other liabilities(6) — 0.8%		2,432,298

Total Net Assets — 100.0%		$319,343,144

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of these securities amounted to $94,382,746, representing 29.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2021.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$1,358,400	$1,358,506

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2021	406	Long	$50,200,678	$49,833,328	$(367,350)
U.S. Long Bond	December 2021	164	Long	26,861,020	26,111,875	(749,145)
U.S. Ultra Bond	December 2021	128	Long	25,410,630	24,456,000	(954,630)

Total				$102,472,328	$100,401,203	$ (2,071,125)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2021	365	Short	$(48,498,888)	$(48,037,422)	$461,466
U.S. Ultra 10-Year Treasury Note	December 2021	379	Short	(56,272,418)	(55,049,750)	1,222,668

Total				$(104,771,306)	$(103,087,172)	$1,684,134

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

Legend:

CLO – Collateralized Loan Obligation

H15T5Y – 5-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset–Backed Securities	$—	$17,581,748	$—	$17,581,748
Corporate Bonds & Notes	—	223,287,523	—	223,287,523
Non–Agency Mortgage–Backed Securities	—	18,583,642	—	18,583,642
U.S. Government Securities	—	25,545,516	—	25,545,516
Exchange–Traded Funds	30,580,560	—	—	30,580,560
Repurchase Agreements	—	1,331,857	—	1,331,857

Total	$30,580,560	$286,330,286	$—	$316,910,846

Other Financial Instruments
Futures Contracts
Assets	$1,684,134	$—	$—	$1,684,134
Liabilities	(2,071,125)	—	—	(2,071,125)

Total	$(386,991)	$—	$—	$(386,991)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — 10.2%
AIMCO CLO
2017-AA DR
3.284% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	$2,000,000	$2,008,944
AIMCO CLO 14 Ltd.
2021-14A D
3.098% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,200,000	2,196,654
Ares XXXIIR CLO Ltd.
2014-32RA B
1.925% (LIBOR 3 Month + 1.80%) due 5/15/2030(1)(2)	1,200,000	1,191,120
Ares XXXIV CLO Ltd.
2015-2A BR2
1.734% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	450,000	453,750
Battalion CLO XIX Ltd.
2021-19A D
3.376% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,200,000	2,196,682
Battalion CLO XX Ltd.
2021-20A D
3.238% (LIBOR 3 Month + 3.10%) due 7/15/2034(1)(2)	2,000,000	1,983,268
BlueMountain CLO Ltd.
2014-2A BR2
1.884% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	800,000	799,598
Carlyle U.S. CLO Ltd.
2017-3A BR
2.134% (LIBOR 3 Month + 2.00%) due 7/20/2029(1)(2)	3,000,000	2,998,488
CIFC Funding Ltd.
2013-4A BRR
1.729% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	800,000	798,080
Commonbond Student Loan Trust
2021-AGS A
1.20% due 3/25/2052(1)	1,402,176	1,395,174
Elmwood CLO IX Ltd.
2021-2A C
2.039% (LIBOR 3 Month + 1.90%) due 7/20/2034(1)(2)	3,000,000	2,998,491
Greywolf CLO II Ltd.
2013-1A C2RR
4.326% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,700,000	2,695,915
ICG U.S. CLO Ltd.
2018-2A B
1.888% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	2,500,000	2,496,260
Neuberger Berman CLO XVI-S Ltd.
2017-16SA BR
1.526% (LIBOR 3 Month + 1.40%) due 4/15/2034(1)(2)	1,000,000	999,498
Neuberger Berman CLO XVII Ltd.
2014-17A BR2
1.638% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	1,100,000	1,096,920
Octagon Loan Funding Ltd.
2014-1A CRR
2.325% (LIBOR 3 Month + 2.20%) due 11/18/2031(1)(2)	3,200,000	3,189,440
OHA Credit Funding 3 Ltd.
2019-3A CR
2.098% (LIBOR 3 Month + 1.95%) due 7/2/2035(1)(2)	3,000,000	2,998,485
Riserva CLO Ltd.
2016-3A CRR
1.934% (LIBOR 3 Month + 1.80%) due 1/18/2034(1)(2)	3,000,000	2,912,700
Voya CLO Ltd.
2016-3A A3R
1.884% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	955,000	952,708

Total Asset–Backed Securities (Cost $36,470,572)		36,362,175

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — 63.7%
Aerospace & Defense — 1.9%
Northrop Grumman Corp.
4.40% due 5/1/2030	$1,400,000	$1,636,628
5.25% due 5/1/2050	800,000	1,115,200
The Boeing Co.
3.75% due 2/1/2050	300,000	304,155
5.15% due 5/1/2030	3,250,000	3,815,760

		6,871,743

Agriculture — 1.3%
Altria Group, Inc.
2.45% due 2/4/2032	4,750,000	4,570,830

		4,570,830

Airlines — 0.6%
American Airlines, Inc.
11.75% due 7/15/2025(1)	1,700,000	2,102,985

		2,102,985

Auto Manufacturers — 2.9%
Ford Motor Co.
9.625% due 4/22/2030	875,000	1,240,951
Ford Motor Credit Co. LLC
4.00% due 11/13/2030	1,650,000	1,715,835
4.125% due 8/17/2027	1,000,000	1,060,800
General Motors Co.
5.95% due 4/1/2049	150,000	198,297
General Motors Financial Co., Inc.
3.60% due 6/21/2030	4,900,000	5,249,125
Nissan Motor Co. Ltd.
4.81% due 9/17/2030(1)	900,000	1,012,869

		10,477,877

Beverages — 2.5%
Becle S.A.B. de C.V.
2.50% due 10/14/2031(1)	2,300,000	2,276,448
Constellation Brands, Inc.
2.875% due 5/1/2030	6,250,000	6,501,375

		8,777,823

Building Materials — 0.5%
Cornerstone Building Brands, Inc.
6.125% due 1/15/2029(1)	1,500,000	1,594,515

		1,594,515

Chemicals — 1.4%
Nutrien Ltd.
2.95% due 5/13/2030	4,600,000	4,856,128

		4,856,128

Commercial Banks — 7.6%
Bank of America Corp.
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(2)	3,600,000	3,674,988
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1.88% thereafter) due 10/24/2051(2)	1,300,000	1,250,275
Credit Suisse Group AG
3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	6,900,000	7,531,626
Discover Bank
2.70% due 2/6/2030	5,300,000	5,496,365
Huntington Bancshares, Inc.
2.487% (2.487% fixed rate until 8/15/2031; H15T5Y + 1.17% thereafter) due 8/15/2036(1)(2)	2,500,000	2,463,325
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2021; SOFR + 1.02% thereafter) due 4/28/2032(2)	3,500,000	3,359,685
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(2)	2,500,000	2,445,325
3.217% (3.217% fixed rate until 4/22/2041; SOFR + 1.49% thereafter) due 4/22/2042(2)	800,000	836,432

		27,058,021

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value
Commercial Services — 0.1%
Team Health Holdings, Inc.
6.375% due 2/1/2025(1)	$500,000	$482,845

		482,845

Diversified Financial Services — 2.7%
Air Lease Corp.
4.625% due 10/1/2028	5,400,000	6,075,054
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15% due 1/23/2030	3,100,000	3,483,749

		9,558,803

Entertainment — 0.6%
Affinity Gaming
6.875% due 12/15/2027(1)	1,500,000	1,576,560
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625% due 9/1/2029(1)	200,000	202,218
5.875% due 9/1/2031(1)	400,000	404,008

		2,182,786

Environmental Control — 1.1%
Waste Connections, Inc.
2.60% due 2/1/2030	3,000,000	3,092,070
3.05% due 4/1/2050	750,000	746,318

		3,838,388

Food — 3.0%
General Mills, Inc.
2.875% due 4/15/2030	4,000,000	4,209,640
Kraft Heinz Foods Co.
4.25% due 3/1/2031	1,900,000	2,145,100
Post Holdings, Inc.
5.75% due 3/1/2027(1)	1,000,000	1,038,990
The Kroger Co.
1.70% due 1/15/2031	3,500,000	3,342,285

		10,736,015

Food Service — 0.5%
Aramark Services, Inc.
6.375% due 5/1/2025(1)	1,650,000	1,736,972

		1,736,972

Healthcare-Products — 0.3%
Mozart Debt Merger Sub, Inc.
3.875% due 4/1/2029(1)	800,000	800,000
5.25% due 10/1/2029(1)	175,000	175,000

		975,000

Healthcare-Services — 0.2%
Surgery Center Holdings, Inc.
10.00% due 4/15/2027(1)	650,000	703,307

		703,307

Home Builders — 0.8%
NVR, Inc.
3.00% due 5/15/2030	2,800,000	2,925,776

		2,925,776

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Housewares — 0.3%
SWF Escrow Issuer Corp.
6.50% due 10/1/2029(1)	$1,000,000	$972,140

		972,140

Insurance — 3.5%
Aon Corp.
2.80% due 5/15/2030	1,740,000	1,818,613
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	4,900,000	4,637,654
CNA Financial Corp.
2.05% due 8/15/2030	4,705,000	4,617,299
Liberty Mutual Group, Inc.
3.951% due 10/15/2050(1)	1,250,000	1,396,100

		12,469,666

Internet — 1.0%
Expedia Group, Inc.
2.95% due 3/15/2031	3,500,000	3,545,360

		3,545,360

Iron & Steel — 0.8%
Vale Overseas Ltd.
3.75% due 7/8/2030	2,600,000	2,693,470

		2,693,470

Leisure Time — 0.4%
Viking Cruises Ltd.
13.00% due 5/15/2025(1)	1,365,000	1,572,862

		1,572,862

Lodging — 1.8%
Boyd Gaming Corp.
4.75% due 12/1/2027	500,000	516,225
Marriott International, Inc.
2.85% due 4/15/2031	4,050,000	4,088,394
MGM Resorts International
5.50% due 4/15/2027	1,650,000	1,794,688

		6,399,307

Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.
1.90% due 3/12/2031	3,560,000	3,541,417
3.25% due 4/9/2050	1,300,000	1,414,153

		4,955,570

Media — 5.2%
AMC Networks, Inc.
4.25% due 2/15/2029	2,000,000	1,990,420
Audacy Capital Corp.
6.75% due 3/31/2029(1)	500,000	504,090
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30% due 2/1/2032	3,500,000	3,335,430
3.75% due 2/15/2028	1,800,000	1,970,820
Comcast Corp.
2.45% due 8/15/2052	1,925,000	1,700,333
CSC Holdings LLC
7.50% due 4/1/2028(1)	1,500,000	1,621,995
Discovery Communications LLC
3.625% due 5/15/2030	2,450,000	2,658,691
iHeartCommunications, Inc.
5.25% due 8/15/2027(1)	1,900,000	1,975,962
Scripps Escrow, Inc.
5.875% due 7/15/2027(1)	325,000	333,115

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Sinclair Television Group, Inc.
5.50% due 3/1/2030(1)	$1,750,000	$1,735,300
Sirius XM Radio, Inc.
5.50% due 7/1/2029(1)	500,000	541,950
Univision Communications, Inc.
4.50% due 5/1/2029(1)	200,000	203,658

		18,571,764

Mining — 0.2%
Freeport-McMoRan, Inc.
5.45% due 3/15/2043	600,000	738,318

		738,318

Oil & Gas — 3.3%
Antero Resources Corp.
8.375% due 7/15/2026(1)	1,580,000	1,789,634
Cenovus Energy, Inc.
2.65% due 1/15/2032	900,000	883,827
4.25% due 4/15/2027	640,000	711,456
5.40% due 6/15/2047	750,000	923,055
Hess Corp.
4.30% due 4/1/2027	6,800,000	7,543,920

		11,851,892

Oil & Gas Services — 0.1%
TechnipFMC PLC
6.50% due 2/1/2026(1)	300,000	321,762

		321,762

Packaging & Containers — 1.3%
Amcor Flexibles North America, Inc.
2.69% due 5/25/2031	4,600,000	4,711,274

		4,711,274

Pharmaceuticals — 1.2%
AbbVie, Inc.
4.25% due 11/21/2049	2,150,000	2,545,557
Bausch Health Cos., Inc.
5.25% due 1/30/2030(1)	500,000	466,135
6.125% due 4/15/2025(1)	1,345,000	1,373,796

		4,385,488

Pipelines — 2.7%
Kinder Morgan, Inc.
4.30% due 3/1/2028	2,600,000	2,947,594
ONEOK, Inc.
3.40% due 9/1/2029	1,500,000	1,593,660
4.00% due 7/13/2027	2,100,000	2,325,204
4.45% due 9/1/2049	500,000	556,285
The Williams Cos., Inc.
2.60% due 3/15/2031	1,900,000	1,926,600
4.85% due 3/1/2048	300,000	366,678

		9,716,021

Real Estate Investment Trusts — 1.8%
American Tower Corp.
2.95% due 1/15/2051	900,000	849,978
Simon Property Group LP
2.20% due 2/1/2031	5,500,000	5,412,825

		6,262,803

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Retail — 3.1%
Kohl’s Corp.
5.55% due 7/17/2045	$1,050,000	$1,249,909
Lowe’s Cos., Inc.
2.625% due 4/1/2031	3,800,000	3,902,106
3.00% due 10/15/2050	750,000	730,568
PetSmart, Inc. / PetSmart Finance Corp.
7.75% due 2/15/2029(1)	1,500,000	1,635,840
Ross Stores, Inc.
1.875% due 4/15/2031	3,200,000	3,087,168
The Michaels Cos., Inc.
7.875% due 5/1/2029(1)	500,000	518,510

		11,124,101

Semiconductors — 2.8%
KLA Corp.
4.10% due 3/15/2029	3,600,000	4,098,888
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
3.40% due 5/1/2030(1)	900,000	975,033
4.30% due 6/18/2029(1)	4,300,000	4,881,317

		9,955,238

Software — 0.8%
Oracle Corp.
2.875% due 3/25/2031	1,100,000	1,133,572
3.95% due 3/25/2051	1,500,000	1,589,100

		2,722,672

Telecommunications — 3.8%
AT&T, Inc.
3.50% due 9/15/2053	2,500,000	2,475,400
4.30% due 2/15/2030	3,500,000	4,017,930
Level 3 Financing, Inc.
4.625% due 9/15/2027(1)	1,000,000	1,029,980
Sprint Corp.
7.625% due 3/1/2026	500,000	605,835
T-Mobile USA, Inc.
4.75% due 2/1/2028	1,650,000	1,751,772
Vodafone Group PLC
4.375% due 5/30/2028	3,150,000	3,618,468

		13,499,385

Transportation — 0.2%
Cargo Aircraft Management, Inc.
4.75% due 2/1/2028(1)	800,000	827,096

		827,096

Total Corporate Bonds & Notes (Cost $225,763,471)		226,746,003

Non–Agency Mortgage–Backed Securities — 6.7%
BANK
2019-BN24 AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,517,424
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(1)	2,500,000	2,635,284
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,330,000	1,425,197
2016-C3 AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,210,069

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
Grace Trust
2020-GRCE C
2.769% due 12/10/2040(1)(2)(3)	$1,100,000	$1,107,805
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(1)	1,800,000	2,032,533
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	750,000	799,830
2017-FARM A
3.659% due 1/10/2043(1)(2)(3)	1,200,000	1,304,450
Jackson Park Trust
2019-LIC B
2.914% due 10/14/2039(1)	680,000	691,868
JPMCC Commercial Mortgage Securities Trust
2017-JP5 B
4.077% due 3/15/2050(2)(3)	675,000	740,400
Life Mortgage Trust
2021-BMR C
1.184% due 3/15/2038(1)(2)(3)	1,500,000	1,501,458
Morgan Stanley Capital I Trust
2020-L4 AS
2.88% due 2/15/2053	750,000	789,657
ONE Park Mortgage Trust
2021-PARK B
1.034% due 3/15/2036(1)(2)(3)	1,500,000	1,499,798
SLG Office Trust
2021-OVA A
2.585% due 7/15/2041(1)	1,800,000	1,859,141
Stack Infrastructure Issuer LLC
2021-1A A2
1.877% due 3/26/2046(1)	1,250,000	1,253,295
Wells Fargo Commercial Mortgage Trust
2017-C42 B
4.002% due 12/15/2050(2)(3)	500,000	545,131
2021-SAVE A
1.234% due 2/15/2040(1)(2)(3)	1,181,728	1,188,372
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,500,000	1,608,208

Total Non–Agency Mortgage–Backed Securities (Cost $23,511,223)		23,709,920

U.S. Government Agencies — 1.9%
Federal Farm Credit Banks Funding Corp.
1.60% due 1/21/2022	6,750,000	6,780,173

Total U.S. Government Agencies (Cost $6,752,284)		6,780,173

U.S. Government Securities — 11.2%
U.S. Treasury Bond
2.25% due 8/15/2049	5,900,000	6,117,562
U.S. Treasury Note
0.25% due 10/31/2025	4,500,000	4,397,344
0.375% due 1/31/2026	2,000,000	1,957,188
0.625% due 5/15/2030	700,000	653,625
0.875% due 11/15/2030	2,200,000	2,088,625
1.25% due 5/31/2028	1,600,000	1,598,000
1.50% due 9/30/2024	18,950,000	19,506,656
1.625% due 5/15/2031	3,580,000	3,622,513

Total U.S. Government Securities (Cost $39,342,277)		39,941,513

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2021 (unaudited)	Shares	Value

Exchange–Traded Funds — 5.3%
Invesco Senior Loan ETF	423,000	$9,352,530
SPDR Blackstone Senior Loan ETF	206,000	9,480,120

Total Exchange–Traded Funds (Cost $18,893,679)		18,832,650

	Principal Amount	Value

Short–Term Investment — 0.7%
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $2,655,755, due 10/1/2021(4)	$2,655,755	2,655,755

Total Repurchase Agreements (Cost $2,655,755)		2,655,755

Total Investments(5) — 99.7% (Cost $353,389,261)		355,028,189

Assets in excess of other liabilities(6) — 0.3%		1,059,306

Total Net Assets — 100.0%		$356,087,495

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of these securities amounted to $100,214,122, representing 28.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2021.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$2,708,700	$2,708,911

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2021	202	Long	$44,477,705	$44,451,047	$(26,658)
U.S. 5-Year Treasury Note	December 2021	117	Long	14,443,126	14,360,836	(82,290)
U.S. Long Bond	December 2021	319	Long	52,426,599	50,790,781	(1,635,818)
U.S. Ultra Bond	December 2021	84	Long	16,732,635	16,049,250	(683,385)

Total				$128,080,065	$125,651,914	$(2,428,151)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2021	146	Short	$(19,433,055)	$(19,214,969)	$218,086
U.S. Ultra 10-Year Treasury Note	December 2021	588	Short	(87,282,629)	(85,407,000)	1,875,629

Total				$(106,715,684)	$(104,621,969)	$2,093,715

Legend:

CLO – Collateralized Loan Obligation

H15T5Y – 5-year Constant Maturity Treasury Rate

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset–Backed Securities	$—	$36,362,175	$—	$36,362,175
Corporate Bonds & Notes	—	226,746,003	—	226,746,003
Non–Agency Mortgage–Backed Securities	—	23,709,920	—	23,709,920
U.S. Government Agencies	—	6,780,173	—	6,780,173
U.S. Government Securities	—	39,941,513	—	39,941,513
Exchange–Traded Funds	18,832,650	—	—	18,832,650
Repurchase Agreements	—	2,655,755	—	2,655,755

Total	$18,832,650	$336,195,539	$—	$355,028,189

Other Financial Instruments
Futures Contracts
Assets	$2,093,715	$—	$—	$2,093,715
Liabilities	(2,428,151)	—	—	(2,428,151)

Total	$(334,436)	$—	$—	$(334,436)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Agency Mortgage–Backed Securities — 38.2%
Fannie Mae ACES
2015-M17 A2
2.982% due 11/25/2025(1)(2)	$2,330,650	$2,476,972
2016-M11 A2
2.369% due 7/25/2026(1)(2)	4,500,000	4,735,508
2019-M4 A2
3.61% due 2/25/2031	14,764,000	17,084,629
2021-M4 A2
1.515% due 2/25/2031(1)(2)	5,000,000	4,922,155
Freddie Mac Multifamily Structured Pass-Through Certificates
K026 A2
2.51% due 11/25/2022	2,865,000	2,921,002
K030 A2
3.25% due 4/25/2023(1)(2)	5,000,000	5,173,715
K032 A2
3.31% due 5/25/2023(1)(2)	2,490,000	2,595,268
K035 A2
3.458% due 8/25/2023(1)(2)	4,000,000	4,196,007
K048 A2
3.284% due 6/25/2025(1)(2)	2,045,000	2,207,816
K053 A2
2.995% due 12/25/2025	2,225,000	2,393,556
K058 A2
2.653% due 8/25/2026	1,500,000	1,602,633
K063 A2
3.43% due 1/25/2027(1)(2)	946,945	1,048,161
K064 A2
3.224% due 3/25/2027	5,500,000	6,043,445
K065 A2
3.243% due 4/25/2027	1,300,000	1,431,264
K066 A2
3.117% due 6/25/2027	6,000,000	6,572,711
K073 A2
3.35% due 1/25/2028	4,277,000	4,762,964
K075 A2
3.65% due 2/25/2028(1)(2)	4,000,000	4,528,954
K082 A2
3.92% due 9/25/2028(1)(2)	2,385,000	2,759,249
K083 A2
4.05% due 9/25/2028(1)(2)	7,000,000	8,142,256
K099 A2
2.595% due 9/25/2029	6,000,000	6,436,348
K124 A2
1.658% due 12/25/2030	4,200,000	4,205,983
K730 A2
3.59% due 1/25/2025(1)(2)	3,878,310	4,170,140
K740 A2
1.47% due 9/25/2027	5,000,000	5,047,953

Total Agency Mortgage–Backed Securities (Cost $105,305,116)		105,458,689

Asset–Backed Securities — 1.7%
BlueMountain CLO Ltd.
2014-2A BR2
1.884% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	600,000	599,698
Enterprise Fleet Financing LLC
2020-1 A2
1.78% due 12/22/2025(3)	1,250,505	1,264,030
Hyundai Auto Lease Securitization Trust
2021-A B
0.61% due 10/15/2025(3)	2,000,000	2,002,143

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Voya CLO Ltd.
2016-3A A3R
1.884% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	$925,000	$922,780

Total Asset–Backed Securities (Cost $4,775,440)		4,788,651

Corporate Bonds & Notes — 6.8%
Apparel — 1.1%
NIKE, Inc.
2.85% due 3/27/2030	2,810,000	3,021,565

		3,021,565

Auto Manufacturers — 0.6%
Cummins, Inc.
1.50% due 9/1/2030	1,690,000	1,613,849

		1,613,849

Commercial Banks — 1.8%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; SOFR + 1.53% thereafter) due 7/23/2031(2)	2,250,000	2,165,580
JPMorgan Chase & Co.
1.764% (1.764% fixed rate until 11/19/2030; SOFR + 1.105% thereafter) due 11/19/2031(2)	2,810,000	2,683,466

		4,849,046

Healthcare-Services — 0.6%
UnitedHealth Group, Inc.
2.00% due 5/15/2030	1,690,000	1,695,053

		1,695,053

Insurance — 0.5%
Chubb INA Holdings, Inc.
1.375% due 9/15/2030	1,300,000	1,230,398

		1,230,398

Oil & Gas — 0.6%
BP Capital Markets America, Inc.
1.749% due 8/10/2030	1,690,000	1,643,559

		1,643,559

Retail — 0.7%
Target Corp.
2.35% due 2/15/2030	1,970,000	2,038,674

		2,038,674

Software — 0.9%
Microsoft Corp.
3.50% due 2/12/2035	2,250,000	2,593,732

		2,593,732

Total Corporate Bonds & Notes (Cost $19,398,574)		18,685,876

Non–Agency Mortgage–Backed Securities — 11.4%
BAMLL Commercial Mortgage Securities Trust
2015-200P A
3.218% due 4/14/2033(3)	1,450,000	1,537,281
BB-UBS Trust
2012-SHOW A
3.43% due 11/5/2036(3)	1,000,000	1,054,113
CGRBS Commercial Mortgage Trust
2013-VN05 A
3.369% due 3/13/2035(3)	2,000,000	2,056,013

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
2013-VN05 B
3.704% due 3/13/2035(1)(2)(3)	$6,500,000	$6,697,884
Citigroup Commercial Mortgage Trust
2014-GC21 A5
3.855% due 5/10/2047	1,700,000	1,821,680
Commercial Mortgage Trust
2013-WWP B
3.726% due 3/10/2031(3)	3,075,000	3,196,305
2013-WWP C
3.544% due 3/10/2031(3)	1,500,000	1,556,029
2013-WWP D
3.898% due 3/10/2031(3)	1,397,000	1,454,895
2014-UBS3 A4
3.819% due 6/10/2047	1,550,000	1,661,444
2015-CR23 A4
3.497% due 5/10/2048	2,500,000	2,699,294
GS Mortgage Securities Corp. II
2005-ROCK A
5.366% due 5/3/2032(3)	1,700,000	1,919,614
GS Mortgage Securities Trust
2013-GC16 A4
4.271% due 11/10/2046	1,410,000	1,503,680
JP Morgan Chase Commercial Mortgage Securities Trust
2012-C6 A3
3.507% due 5/15/2045	961,031	973,205
ONE Park Mortgage Trust
2021-PARK A
0.784% due 3/15/2036(1)(2)(3)	1,500,000	1,499,545
Wells Fargo Commercial Mortgage Trust
2021-SAVE A
1.234% due 2/15/2040(1)(2)(3)	636,315	639,893
WFRBS Commercial Mortgage Trust
2014-C19 AS
4.271% due 3/15/2047	1,000,000	1,072,139

Total Non–Agency Mortgage–Backed Securities (Cost $31,212,659)		31,343,014

U.S. Government Agencies — 13.1%
Federal Farm Credit Banks Funding Corp.
1.625% due 12/27/2021	6,750,000	6,774,503
1.60% due 1/21/2022	6,750,000	6,780,172
1.21% due 3/3/2025	5,000,000	5,081,800
0.50% due 7/2/2025	4,100,000	4,069,168
Federal Home Loan Banks
0.875% due 6/12/2026	3,000,000	2,990,220
1.25% due 6/9/2028	5,500,000	5,455,340
2.50% due 12/9/2022	5,000,000	5,137,600

Total U.S. Government Agencies (Cost $36,434,216)		36,288,803

U.S. Government Securities — 27.8%
U.S. Treasury Note
0.125% due 1/31/2023	17,550,000	17,543,830
0.125% due 4/30/2023	9,500,000	9,487,754
0.375% due 1/31/2026	3,000,000	2,935,781
0.875% due 11/15/2030	500,000	474,688
1.50% due 9/30/2024	40,600,000	41,792,625
2.00% due 4/30/2024	4,400,000	4,578,750

Total U.S. Government Securities (Cost $75,607,931)		76,813,428

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2021 (unaudited)	Principal Amount	Value

Short–Term Investment — 0.6%
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 0.00%, dated 9/30/2021, proceeds at maturity value of $1,552,570, due 10/1/2021(4)	$1,552,570	$1,552,570

Total Repurchase Agreements (Cost $1,552,570)		1,552,570

Total Investments(5) — 99.6% (Cost $274,286,506)		274,931,031

Assets in excess of other liabilities(6) — 0.4%		1,111,976

Total Net Assets — 100.0%		$276,043,007

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2021.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2021, the aggregate market value of these securities amounted to $26,400,223, representing 9.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.25%	6/30/2028	$1,583,500	$1,583,624

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts as follows:

Open futures contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2021	600	Long	$74,218,075	$73,645,313	$(572,762)

Total				$74,218,075	$73,645,313	$(572,762)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2021	58	Short	$(12,772,787)	$(12,763,172)	$9,615
U.S. 10-Year Treasury Note	December 2021	333	Short	(44,455,999)	(43,825,922)	630,077
U.S. Ultra 10-Year Treasury Note	December 2021	15	Short	(2,223,935)	(2,178,750)	45,185

Total				$(59,452,721)	$(58,767,844)	$684,877

Legend:

CLO – Collateralized Loan Obligation

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$105,458,689	$—	$105,458,689
Asset–Backed Securities	—	4,788,651	—	4,788,651
Corporate Bonds & Notes	—	18,685,876	—	18,685,876
Non–Agency Mortgage–Backed Securities	—	31,343,014	—	31,343,014
U.S. Government Agencies	—	36,288,803	—	36,288,803
U.S. Government Securities	—	76,813,428	—	76,813,428
Repurchase Agreements	—	1,552,570	—	1,552,570

Total	$—	$274,931,031	$—	$274,931,031

Other Financial Instruments
Futures Contracts
Assets	$684,877	$—	$—	$684,877
Liabilities	(572,762)	—	—	(572,762)

Total	$112,115	$—	$—	$112,115

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2021, the Funds did not hold any illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of September 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2021, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2021, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at https://www.sec.gov.